UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item 1 –	Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Multi-Manager Alternative Strategies Fund	of BlackRock FundsSM

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 29, 2016

Investment Objective

BlackRock Multi-Manager Alternative Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 29, 2016, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Underlying Fund Strategies

The Fund seeks to achieve its investment objective by allocating to multiple affiliated and unaffiliated investment managers (“Sub-Advisers”) that employ a variety of alternative investment strategies. Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Within the Fund’s positioning, underlying investment strategies are diversified across various asset classes, including equity, fixed income, commodities, foreign exchange, and assets associated with market volatility. However, notwithstanding their categorization for financial reporting purposes, many of the positions held provided exposure to multiple types of underlying strategies. These strategies include:

•

Relative Value Strategies seek to profit from mispricing of financial instruments relative to each other or historical norms. These strategies utilize quantitative and qualitative analysis to identify securities or spreads between securities that deviate from their theoretical fair value and/or historical norms.

•

Event Driven Strategies concentrate on companies that are subject to corporate events such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or special situations that alter a company’s financial structure or operating strategy. The intended goal of even driven strategies is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be overpriced.

•

Fundamental Long/Short Strategies involve buying or selling securities believed to be overpriced or underpriced relative to their potential value. Investment strategies within the fundamental long/short discipline include long and short equity- or credit-based strategies that emphasize a fundamental valuation framework and equity active value strategies where an active role is taken to enhance corporate value.

•

Directional Trading Strategies seek to profit from changes in macro-level exposures, such as interest rates, currencies, equities and commodities. This strategy may involve analyzing fundamental macroeconomic inputs, as well as technical information such as price, to identify investment opportunities across a broad array of asset classes and geographies. These strategies may also include model-driven trading strategies that use technical or fundamental inputs in order to make a trading decision across a portfolio of major global asset classes including fixed income, foreign exchange, equities and commodities. Trading decisions are made systematically using a rules-based investment approach.

•	The Opportunistic Strategy through direct investments seek to enhance returns, or to implement various market hedges and to manage the Fund’s cash and short-term instruments.

What factors influenced performance?

•

The Fund’s fundamental long/short credit and relative value strategies, as well as the opportunistic strategy, detracted from performance for the six-month period. Fundamental long/short credit strategies overall were impacted negatively by markdowns in securities backed by residential mortgages and student loans, as well as by select long exposures to the energy sector. Relative value strategies were impacted in part by slight losses from programs focused on securities with mispriced optionality. The opportunistic strategy also experienced losses, driven partially by select private loans.

•

The Fund’s global macro/directional sub-strategies contributed positive performance during the period, benefiting in part from directional trend models that were bolstered by weakness in global equity markets and strength in developed bond markets in early 2016.

•

The Fund, through its underlying Sub-Advisers, held derivatives during the period. The use of derivatives contributed positive performance during the period, primarily from global macro and relative value strategies. The Fund maintained a position in cash and cash equivalents as collateral against the Fund’s exposure to derivatives including, but not limited to, total return swaps, interest rate swaps, credit default swaps, and futures. The Fund’s cash balance did not have a material impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund added two Sub-Advisers to the portfolio: Pine River Capital Management L.P. (a long/short equity manager), and Marathon Asset Management, LP (a long/short credit manager). In addition, the Fund made an investment in BlackRock Event Driven Equity Fund. The Fund removed two Sub-Advisers during the period: MeehanCombs (a long/short credit manager), and Achievement Capital (a relative value manager). The Fund liquidated its investment in BlackRock Global Long/Short Credit Fund (a long/short credit strategy). The Fund also initiated three trades and closed one trade at a profit in the opportunistic strategy.

Describe portfolio positioning at period end.

•

At the end of the period, the Fund’s six Sub-Advisers, two BlackRock mutual funds and direct opportunistic investments had the following approximate exposures: 31% long-short credit, 18% long-short equity, 15% relative value, 15% global macro/managed futures, 13% event driven and 8% opportunistic.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Fund Information

Ten Largest Holdings	Percent of Total Investments[1]
BlackRock Global Long/Short Equity Fund	10%
BlackRock Event Driven Equity Fund	8
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1	3
VOLT XXIX LLC, Series 2014-NP10, Class A1	3
Boussard & Gavaudan Holding Ltd.	3
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan	3
LightSquared LP, Term Loan	3
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2	2
Lockheed Martin Corp.	2
Bear Stearns ALT-A Trust, Series 2006-4, Class 23A4	2

Portfolio Composition	Percent of Total Investments[1]
Investment Companies	23%
Common Stocks	21
Corporate Bonds	20
Asset-Backed Securities	11
Non-Agency Mortgage-Backed Securities	9
Floating Rate Loan Interests	7
U.S. Government Sponsored Agency Securities	3
Preferred Securities	3
Warrants	2
Foreign Government Obligations	1

[1]	Total Investments exclude short-term securities, options purchased, options written and investments sold short.

Ten Largest Investments Sold Short	Percent of Investments Sold Short
JPMorgan Chase & Co.	3%
Schlumberger Ltd.	3
SPDR S&P 500 ETF Trust	3
Apple Inc.	3
Infosys Ltd. — ADR	2
Corning, Inc.	2
National Oilwell Varco, Inc.	2
Chevron Corp.	2
Occidental Petroleum Corp.	2
United Technologies Corp.	2

Sector Allocation — Investments Sold Short	Percent of Investments Sold Short
Information Technology	17%
Financials	15
Energy	15
Health Care	11
Investment Companies	11
Consumer Discretionary	10
Industrials	10
Materials	7
Telecommunication Services	2
Consumer Staples	1
Utilities	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	5

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund allocates assets to multiple affiliated and unaffiliated investment managers that employ a variety of alternative investment strategies.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended February 29, 2016
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.77)%	(6.64)%	N/A	(3.28)%	N/A
Investor A	(3.95)	(6.92)	(11.80)%	(3.59)	(6.86)%
Investor C	(4.24)	(7.50)	(8.43)	(4.25)	(4.25)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06	0.08	N/A	0.06	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on August 7, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual				Hypothetical[9]
			Expenses Paid During the Period			Including Dividend Expense, Stock Loan Fees and Interest Expense		Excluding Dividend Expense, Stock Loan Fees and Interest Expense
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Including Dividend Expense, Stock Loan Fees and Interest Expense[7]	Excluding Dividend Expense, Stock Loan Fees and Interest Expense[8]	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period[7]	Ending Account Value February 29, 2016	Expenses Paid During the Period[8]
Institutional	$1,000.00	$962.30	$10.00	$7.95	$1,000.00	$1,014.67	$10.27	$1,016.76	$8.17
Investor A	$1,000.00	$960.50	$11.65	$9.26	$1,000.00	$1,012.98	$11.96	$1,015.42	$9.52
Investor C	$1,000.00	$957.60	$14.89	$12.81	$1,000.00	$1,009.65	$15.29	$1,011.77	$13.17

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.05% for Institutional, 2.39% for Investor A, and 3.06% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.63% for Institutional, 1.90% for Investor A, and 2.63% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[9]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2015 and held through February 29, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	7

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments February 29, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.90%, 2/25/36 (a)	USD	1,776	$1,287,231
BlueMountain CLO Ltd., Series 2012-1A, Class E, 6.12%, 7/20/23 (a)(b)		1,000	803,497
Citigroup Mortgage Loan Trust, Series 2006-HE3, Class A2C, 0.60%, 12/25/36 (a)		1,157	710,407
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5, 1.09%, 12/25/35 (a)		1,500	1,077,894
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.12%, 10/25/25 (a)(b)		2,000	1,214,970
VOLT XXIX LLC, Series 2014-NP10, Class A1, 3.38%, 10/25/54 (b)(c)		2,144	2,112,934
Total Asset-Backed Securities — 7.2%			7,206,933

Common Stocks		Shares
Aerospace & Defense — 1.9%
HEICO Corp., Class A		1,570	68,609
Honeywell International, Inc.		4,443	450,298
Lockheed Martin Corp. (d)		6,280	1,355,161

			1,874,068
Auto Components — 0.5%
Magna International, Inc.		13,447	522,416
Automobiles — 0.0%
Honda Motor Co Ltd.		1,242	31,932
Beverages — 0.2%
Constellation Brands, Inc.		1,431	202,386
Biotechnology — 0.2%
Baxalta, Inc.		3,754	144,604
OncoCyte Corp. (e)		96	369

			144,973
Capital Markets — 1.0%
AR Capital Acquisition Corp. (e)		14,085	137,470
Barington/Hilco Acquisition Corp. (e)		423	4,192
Boulevard Acquisition Corp. II (e)		13,881	131,453
Boulevard Acquisition Corp. II (e)		6,100	59,780
Capitol Acquisition Corp. III (e)		6,800	66,776
Credit Suisse Group AG — ADR		1,456	19,408
Double Eagle Acquisition Corp. (e)		6,989	69,191
Gores Holdings, Inc. (e)		6,000	59,400
GP Investments Acquisition Corp. (e)		7,100	68,870
Harmony Merger Corp. (e)		177	1,738
Hennessy Capital Acquisition Corp. II (e)		9,232	90,289

Common Stocks	Shares	Value
Capital Markets (continued)
Hydra Industries Acquisition Corp. (e)	2,897	$28,130
Pace Holdings Corp. (e)	6,989	69,191
Quinpario Acquisition Corp. 2 (e)	7,100	68,870
Terrapin 3 Acquisition Corp., Class A (e)	2,853	28,102
WL Ross Holding Corp. (e)	14,169	141,690

		1,044,550
Chemicals — 0.7%
LyondellBasell Industries NV, Class A	8,268	663,176
Commercial Services & Supplies — 0.0%
ADT Corp.	700	28,259
Diversified Financial Services — 0.0%
Industrivarden AB, Class C	2,283	35,132
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc. (d)	12,949	656,903
Electronic Equipment, Instruments & Components — 0.0%
Kyocera Corp. — ADR	403	17,744
Energy Equipment & Services — 0.6%
Halliburton Co.	18,435	595,082
Transocean Ltd.	4,338	37,524

		632,606
Health Care Equipment & Supplies — 1.0%
Medtronic PLC (d)	5,489	424,794
Terumo Corp.	40	1,367
Zimmer Biomet Holdings, Inc. (d)	5,719	553,656

		979,817
Health Care Providers & Services — 0.7%
Cigna Corp.	1,316	183,727
HCA Holdings, Inc. (e)	2,232	154,477
Kindred Healthcare, Inc.	1,103	11,593
McKesson Corp. (d)	2,407	374,577

		724,374
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	3,901	187,092
Royal Caribbean Cruises Ltd. (f)	791	58,827
Starbucks Corp.	2,273	132,311

		378,230
Insurance — 0.0%
PartnerRe Ltd.	200	28,054

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	FKA	Formerly Known As	PIK	Payment-in-kind
CAD	Canadian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	S&P	Standard & Poor’s
DJIA	Dow Jones Industrial Average	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	SPDR	Standard & Poor’s Depositary Receipts
ETN	Exchange-Traded Note	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	9

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (d)(e)	304	$167,966
Liberty TripAdvisor Holdings, Inc., Class A (e)	4,900	99,911

		267,877
Internet Software & Services — 1.6%
Alphabet, Inc. Class C (d)(e)	820	572,171
Alphabet, Inc., Class A (e)	176	126,231
Baidu, Inc. — ADR (e)	660	114,457
Facebook, Inc., Class A (d)(e)	6,677	713,905
Qihoo 360 Technology Co. Ltd. — ADR (e)	528	37,953
Yahoo!, Inc. (e)	2,137	67,935

		1,632,652
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A (e)	3,857	219,772
Machinery — 0.0%
Blount International, Inc. (e)	3,700	35,890
Media — 0.5%
Comcast Corp.	2,209	127,526
Discovery Communications, Inc., Class A (e)	4,386	109,650
Global Eagle Entertainment, Inc. (e)	2,294	20,623
Liberty Media Corp., Class C (e)	1,647	57,480
News Corp., Class A	3,435	37,167
Time Warner Cable, Inc.	383	73,099
Viacom, Inc., Class B	1,000	36,850

		462,395
Metals & Mining — 0.0%
Industrias Penoles SAB de CV	3,591	42,090
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	4,350	165,083
Chevron Corp.	239	19,942
Exxon Mobil Corp.	2,873	230,271
Noble Energy, Inc.	20,947	617,937
Pioneer Natural Resources Co. (d)	5,608	675,932
Valero Energy Corp.	5,162	310,133
WPX Energy, Inc. (e)	8,720	35,839

		2,055,137
Semiconductors & Semiconductor Equipment — 0.0%
Fairchild Semiconductor International, Inc. (e)	1,800	36,108
Software — 0.2%
Microsoft Corp.	2,570	130,762
Solera Holdings, Inc.	600	33,420

		164,182
Specialty Retail — 0.4%
AutoZone, Inc. (e)	178	137,873
Home Depot, Inc.	1,201	149,068
O’Reilly Automotive, Inc. (e)	280	72,890
Restoration Hardware Holdings, Inc. (e)	1,089	41,371

		401,202
Technology Hardware, Storage & Peripherals — 0.7%
EMC Corp.	5,076	132,636
Hewlett-Packard Co. (e)	23,879	255,266
Western Digital Corp.	6,613	287,864

		675,766
Wireless Telecommunication Services — 0.1%
NII Holdings, Inc. (e)	20,453	108,605
Total Common Stocks — 14.0%		14,066,296

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	650	$659,750
Automobiles — 0.3%
Tesla Motors, Inc., 1.50%, 6/01/18 (d)(g)		200	310,250
Building Products — 0.6%
Apex Tool Group LLC, 7.00%, 2/01/21 (b)		750	562,500
Chemicals — 0.5%
Hexion, Inc.:
6.63%, 4/15/20		389	307,310
10.00%, 4/15/20		200	172,500

			479,810
Commercial Services & Supplies — 0.3%
Harland Clarke Holdings Corp., 9.75%, 8/01/18 (b)		284	274,060
Communications Equipment — 0.0%
Nortel Networks Ltd., 5.34%, 7/15/11 (e)(h)		54	45,630
Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	428,658
Reynolds Group Issuer, Inc., 9.88%, 8/15/19	USD	244	251,320

			679,978
Diversified Consumer Services — 0.3%
Monitronics International, Inc., 9.13%, 4/01/20		400	339,000
Diversified Telecommunication Services — 1.9%
Avaya, Inc., 9.00%, 4/01/19 (b)		750	470,625
Frontier Communications Corp.:
8.88%, 9/15/20 (b)		129	133,193
10.50%, 9/15/22 (b)		194	195,940
11.00%, 9/15/25 (b)		434	434,543
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		455	313,950
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22		522	125,280
Telemar Norte Leste SA, 5.50%, 10/23/20		510	153,000
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23		113	111,305

			1,937,836
Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (b)(e)(h)		337	355,752
Energy Equipment & Services — 0.1%
SeaDrill Ltd., 6.13%, 9/15/17 (b)		300	99,375
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		818	799,595
Household Durables — 0.1%
Toll Brothers Finance Corp., 0.50%, 9/15/32 (g)		100	95,937
Internet & Catalog Retail — 1.3%
Ctrip.com International Ltd., 1.25%, 10/15/18 (d)(g)		250	307,969
Netflix, Inc., 5.75%, 3/01/24		448	469,840
Priceline Group, Inc., 1.00%, 3/15/18 (g)		150	210,281
Vipshop Holdings Ltd., 1.50%, 3/15/19 (g)		300	290,063

			1,278,153

See Notes to Consolidated Financial Statements.

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.4%
j2 Global, Inc., 3.25%, 6/15/29 (d)(g)	USD	200	$243,750
Monster Worldwide, Inc., 3.50%, 10/15/19 (d)(g)		150	125,906

			369,656
Media — 1.4%
Altice Luxembourg SA:
7.75%, 5/15/22 (b)		419	405,383
7.63%, 2/15/25 (b)		400	366,000
iHeartCommunications, Inc.:
9.00%, 9/15/22		45	30,150
10.63%, 3/15/23		593	391,380
Neptune Finco Corp., 10.13%, 1/15/23 (b)		208	223,860

			1,416,773
Metals & Mining — 0.1%
AK Steel Corp., 8.75%, 12/01/18		144	131,040
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21		400	146,000
Oil, Gas & Consumable Fuels — 1.8%
Berry Petroleum Co. LLC:
6.75%, 11/01/20		65	7,150
6.38%, 9/15/22		661	71,058
Buckeye Partners LP, 5.60%, 10/15/44		330	248,731
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		513	364,230
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		750	714,375
Williams Partners LP, 3.35%, 8/15/22		545	403,305

			1,808,849
Pharmaceuticals — 0.2%
Concordia Healthcare Corp., 9.50%, 10/21/22 (b)		125	121,250
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		69	57,917

			179,167
Real Estate Investment Trusts (REITs) — 0.2%
SL Green Operating Partnership LP, 3.00%, 10/15/17 (b)(g)		150	178,687
Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp., 1.00%, 12/01/18 (d)(g)		200	321,500
SunPower Corp., 4.00%, 1/15/23 (b)(g)		211	218,253

			539,753
Software — 0.3%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		285	270,750
Specialty Retail — 0.2%
Chinos Intermediate Holdings A, Inc., 7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (b)(i)		113	27,685
Restoration Hardware Holdings, Inc., 0.00%, 7/15/20 (b)(d)(g)(j)		250	174,687

			202,372
Wireless Telecommunication Services — 0.2%
America Movil BV, 5.50%, 9/17/18 (g)	EUR	200	220,965
Total Corporate Bonds — 13.4%			13,381,638

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies — 0.0%
Cory Environmental (Denmark HoldCo) (LIBOR + 3.25% PIK), Term Loan-Junior Loan, 3.83%, 12/31/19 (i)	GBP	1	$1,160
Cory Environmental (Viking Consortium) (LIBOR + 3.25% PIK), Term Loan, 0.66%, 12/31/19 (i)		2	2,630

			3,790
Diversified Telecommunication Services — 3.6%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20	USD	2,700	1,863,000
LightSquared LP, Term Loan, 9.75%, 6/15/20		2,000	1,740,000

			3,603,000
Electric Utilities — 0.1%
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.91%, 10/10/17		550	150,150
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Term Loan B, 0.00%, 10/31/17		443	387,625
Specialty Retail — 0.4%
Toys ’R’ Us-Delaware, Inc., Term B-4 Loan, 8.75%, 4/24/20		499	385,625
Total Floating Rate Loan Interests — 4.5%			4,530,190

Foreign Government Obligations
Canada — 0.3%
Canadian Government Bond, 1.75%, 9/01/19	CAD	359	276,364
Greece — 0.3%
Hellenic Republic Government Bond, 4.75%, 4/17/19	EUR	400	346,243
Total Foreign Government Obligations — 0.6%			622,607

Investment Companies		Shares
Advent Claymore Convertible Securities & Income Fund		2,805	35,147
AllianzGI Convertible & Income Fund		6,852	33,712
AllianzGI Convertible & Income Fund II		6,785	30,261
AllianzGI NFJ Dividend Interest & Premium Strategy Fund		4,400	51,172
Alpine Global Premier Properties Fund		7,000	35,420
BlackRock Event Driven Equity Fund (k)		584,112	5,128,505
BlackRock Global Long/Short Equity Fund (e)(k)		627,932	6,863,291
Boussard & Gavaudan Holding Ltd. (e)		117,500	2,079,680
Calamos Dynamic Convertible & Income Fund		1,268	20,580
Cohen & Steers REIT and Preferred Income Fund, Inc.		4,657	81,404
Credit Suisse Asset Management Income Fund, Inc.		9,686	26,249
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,970	41,402
Franklin Limited Duration Income Trust		2,550	27,413
Invesco Dynamic Credit Opportunities Fund		7,900	78,763
iPath S&P 500 VIX Short-Term Futures ETN (e)(l)		5,600	139,160

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	11

Consolidated Schedule of Investments (continued)

Investment Companies		Shares	Value
iShares 20+ Year Treasury Bond ETF (k)		891	$116,703
iShares 3-7 Year Treasury Bond ETF (k)		518	65,144
iShares iBoxx $ High Yield Corporate Bond ETF (k)		2,913	233,273
iShares Russell 2000 ETF (k)		889	91,345
LMP Capital & Income Fund, Inc.		3,672	41,677
Madison Covered Call & Equity Strategy Fund		10,163	73,072
Market Vectors Gold Miners ETF		5,103	98,896
New America High Income Fund, Inc.		7,237	53,699
Royce Micro-Cap Trust, Inc.		3,279	21,773
Swiss Helvetia Fund, Inc.		3,229	30,998
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		5,892	59,863
Western Asset/Claymore Inflation-Linked Securities & Income Fund		2,670	28,249
Total Investment Companies — 15.6%			15,586,851

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 6.0%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.94%, 1/25/36 (a)	USD	2,938	2,320,180
Series 2006-4, Class 23A4, 2.63%, 8/25/36 (a)		2,254	1,334,007
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B, 0.64%, 6/25/37 (a)		943	793,340
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.60%, 2/25/37 (a)		1,876	1,535,617
Total Non-Agency Mortgage-Backed Securities — 6.0%			5,983,144

Preferred Securities
Capital Trusts
Banks — 0.1%
HSH Nordbank AG, 7.25% (m)		497	102,819
Diversified Financial Services — 0.1%
RESPARCS Funding LP I, 8.00% (m)		419	84,345
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 3.25%, 8/01/39 (d)(g)		150	222,563
Total Capital Trusts — 0.4%			409,727
Preferred Stocks		Shares
Banks — 0.1%
Citigroup, Inc., 6.88%		1,511	40,057
Citigroup, Inc., 7.13%		1,700	44,897

			84,954
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 5.50%		1,700	41,905
Morgan Stanley, 7.13%		1,600	45,008

			86,913
Commercial Services & Supplies — 0.1%
Stericycle, Inc., 5.25%		1,000	87,400
Diversified Telecommunication Services — 0.0%
Intelsat SA, 5.75% (g)		5,000	25,650

Preferred Stocks		Shares	Value
Food Products — 0.0%
Tyson Foods, Inc., 4.75%		4	$288
Health Care Providers & Services — 0.2%
Amsurg Corp., 5.25%		1,000	133,780
Anthem, Inc., 5.25%		813	35,967

			169,747
Insurance — 0.2%
Maiden Holdings Ltd., 7.25% (g)		3,920	175,616
Multi-Utilities — 0.2%
Black Hills Corp., 7.75%		3,000	191,880
Oil, Gas & Consumable Fuels — 0.0%
Southwestern Energy Co., 6.25% (d)		1,299	18,524
Pharmaceuticals — 0.4%
Allergan PLC, 5.50% (g)		250	241,495
Teva Pharmaceutical Industries Ltd., 7.00%		200	181,500

			422,995
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp., 4.50% (d)		1,267	134,619
Invesco Mortgage Capital, Inc., 7.75%		1,750	35,070

			169,689
Real Estate Management & Development — 0.2%
Forestar Group, Inc., 6.00%		15,000	200,850
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., 6.75%		250	29,500
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, 8.25%		27,000	84,240
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc., 5.50%		1,000	64,070
Total Preferred Stocks — 1.8%			1,812,316
Total Preferred Securities — 2.2%			2,222,043

U.S. Government Sponsored Agency Securities		Par (000)
Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27	USD	904	147,471
Series 2001-61, Class SH, 7.47%, 11/18/31 (a)		160	34,322
Series 2006-115, Class EI, 6.20%, 12/25/36 (a)		671	139,297
Series 2006-126, Class CS, 6.26%, 1/25/37 (a)		678	123,539
Series 2007-77, Class SK, 5.43%, 8/25/37 (a)		669	103,678
Series 2007-88, Class VI, 6.10%, 9/25/37 (a)		590	124,743
Series 2008-87, Class AS, 7.21%, 7/25/33 (a)		266	56,773
Series 2011-129, Class S, 5.06%, 3/25/37 (a)		1,090	69,268
Series 2015-42, Class AI, 1.74%, 6/25/55 (a)		1,682	114,219
Series 2015-64, Class SK, 1.71%, 9/25/55		1,812	122,172
Series 345, Class 15, 6.00%, 3/25/34 (a)		763	172,656

See Notes to Consolidated Financial Statements.

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac:
Series 2416, Class SV, 7.32%, 5/15/31 (a)	USD	529	$98,929
Series 4413, Class WI, 1.69%, 10/15/41 (a)		1,227	80,610
Ginnie Mae:
Series 2004-46, Class S, 6.67%, 6/20/34 (a)		476	101,703
Series 2005-69, Class SY, 6.32%, 11/20/33 (a)		254	47,650
Series 2012-16, Class NI, 6.00%, 5/20/39		497	98,264
Series 2013-44, Class IB, 5.00%, 5/16/42		515	118,943
Series 2014-183, Class IM, 5.00%, 6/20/35		689	168,491
Series 2014-2, Class TI, 5.50%, 1/20/44		597	107,955
Series 2015-102, Class IT, 0.10%, 7/16/41 (a)		22,787	97,237
Series 2015-80, Class IH, 1.00%, 5/20/44 (a)		3,542	123,974
Series 2015-95, Class KI, 6.00%, 2/20/43		449	107,103
Series 2016-12, Class KI, 5.00%, 9/20/38		295	74,764

			2,433,761
Total U.S. Government Sponsored Agency Securities — 2.4%			2,433,761

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 1.63%, 2/15/26		210	207,802

Warrants (e)		Shares
Aerospace & Defense — 0.0%
Tempus Applied Solutions Holdings, Inc. (Issued/exercisable 2/01/13, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)		14,552	2,328
Banks — 0.6%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)		14,897	31,135
JPMorgan Chase & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $42.25)		16,311	265,543
M&T Bank Corp. (Issued 12/10/12, exercisable 12/12/12, 1 Share for 1 Warrant, Expires 12/23/18, Strike Price $73.86)		243	7,776
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)		32,120	89,936
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)		31,271	48,470
Texas Capital Bancshares, Inc. (Issued/exercisable 1/16/09, 1 Share for 1 Warrant, Expires 1/16/19, Strike Price $14.84)		359	6,405
Valley National Bancorp (Issued/exercisable 11/14/08, 1.1025 Shares for 1 Warrant, Expires 11/14/18, Strike Price $16.11)		28,275	4,241

Warrants (e)	Shares	Value
Banks (continued)
Wells Fargo & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $33.90)	2,095	$31,425
Wintrust Financial Corp. (Issued/exercisable 12/19/08, 1 Share for 1 Warrant, Expires 12/19/18, Strike Price $22.82)	1,586	32,909
Zions Bancorporation (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)	907	544
Zions Bancorporation (Issued/exercisable 5/20/10, 1.016 Shares for 1 Warrant, Expires 5/22/20, Strike Price $36.25)	56,463	98,810

		617,194
Biotechnology — 0.0%
BioTime, Inc. (Issued/exercisable 10/02/14, 1.1 Shares for 1 Warrant, Expires 10/01/18, Strike Price $4.55)	51,137	28,125
CEL-SCI Corp. (Issued/exercisable 12/09/13, 1 Share for 1 Warrant, Expires 10/11/18, Strike Price $1.25)	15,250	3,506
ContraFect Corp. (Issued/exercisable 9/12/14, 1 Share for 1 Warrant, Expires 1/31/17, Strike Price $4.80)	2,174	1,304

		32,935
Capital Markets — 0.0%
Arowana, Inc. (Issued/exercisable 5/14/15, 1 Share for 1 Warrant, Expires 5/01/20, Strike Price $12.50)	25,946	2,104
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14,exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)	11,724	7,264
Construction Materials — 0.2%
U.S. Concrete, Inc. (Issued 8/31/13, exercisable 9/27/13, 1 Share for 1 Warrant, Expires 8/31/17, Strike Price $26.68)	5,782	162,879
Consumer Finance — 0.1%
Capital One Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.07)	1,869	47,790
Electronic Equipment, Instruments & Components — 0.0%
Applied DNA Sciences, Inc. (Issued/exercisable 11/14/14, 1 Share for 1 Warrant, Expires 11/14/19, Strike Price $3.50)	36,729	41,504
Hotels, Restaurants & Leisure — 0.1%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)	46,643	125,470
Machinery — 0.0%
Blue Bird Corp. (Issued/exercisable 3/10/14, 0.5 Shares for 1 Warrant, Expires 2/24/20, Strike Price $5.75)	32,334	24,251
Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price $12.00)	16,482	17,141

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	13

Consolidated Schedule of Investments (continued)

Warrants (e)	Shares	Value
Metals & Mining — 0.1%
Franco-Nevada Corp. (Issued/exercisable 6/16/09, 1 Share for 1 Warrant, Expires 6/16/17, Strike Price $75.00)	7,508	$82,127
New Gold, Inc. (Issued/exercisable 6/28/07, 1 Share for 1 Warrant, Expires 6/28/17, Strike Price $15.00)	13,128	922

		83,049
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp. (Issued/exercisable 3/28/12, 1 Share for 1 Warrant, Expires 3/23/18, Strike Price $4.00)	56,448	2,258
Kinder Morgan, Inc. (Issued/exercisable 2/15/12, 1 Share for 1 Warrant, Expires 5/25/17, Strike Price $40.00)	16,215	1,330

		3,588
Pharmaceuticals — 0.1%
EyeGate Pharmaceuticals, Inc. (Issued/exercisable 7/31/15, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $10.62)	46,688	26,192
Kitov Pharmaceuticals Holdings Ltd. — ADR (Issued/exercisable 11/20/15, 1 Share for 1 Warrant, Expires 11/20/20, Strike Price $4.13)	17,125	9,933
Oculus Innovative Sciences, Inc. (Issued/exercisable 1/16/15, 1 Share for 1 Warrant, Expires 1/21/20, Strike Price $1.30)	22,190	5,772

		41,897
Semiconductors & Semiconductor Equipment — 0.0%
Solar3D, Inc. (Issued/exercisable 3/03/15, 1 Share for 1 Warrant, Expires 3/09/20, Strike Price $4.15)	23,197	17,630
Software — 0.0%
RMG Networks Holding Corp. (Issued/exercisable 5/18/11, 1 Share for 1 Warrant, Expires 4/08/18, Strike Price $11.50)	6,100	61
Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $14.93)	2,166	4,354
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	5,249	6,666

		11,020
Thrifts & Mortgage Finance — 0.1%
Washington Federal, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $17.57)	13,013	57,517
Total Warrants — 1.3%		1,295,622
Total Long-Term Investments (Cost — $73,122,765) — 67.4%		67,536,887

Short-Term Securities
Money Market Funds — 24.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (k)(n)	24,988,576	24,988,576
Total Short-Term Securities (Cost — $24,988,576) — 24.9%		24,988,576

Options Purchased		Value
(Cost — $391,554) — 0.4%		$452,401
Total Investments Before Options Written and Investments Sold Short (Cost — $98,502,895) — 92.7%		92,977,864

Options Written
(Premiums Received — $38,603) — (0.0)%		(33,630)

Investments Sold Short

Common Stocks	Shares
Aerospace & Defense — (0.7)%
Boeing Co.	1,882	(222,415)
HEICO Corp.	1,570	(90,291)
United Technologies Corp.	4,263	(411,891)

		(724,597)
Auto Components — (0.1)%
Delphi Automotive PLC	1,311	(87,417)
Automobiles — (0.4)%
Ferrari NV	1,786	(67,832)
Tesla Motors, Inc.	1,453	(278,874)
Toyota Motor Corp. — ADR	290	(30,189)

		(376,895)
Banks — (1.7)%
Associated Banc-Corp.	4,750	(81,700)
JPMorgan Chase & Co.	12,893	(725,872)
M&T Bank Corp.	196	(20,100)
SunTrust Banks, Inc.	8,730	(289,661)
TCF Financial Corp.	8,763	(99,372)
Texas Capital Bancshares, Inc.	320	(10,346)
Wells Fargo & Co.	1,992	(93,465)
Wintrust Financial Corp.	1,466	(62,305)
Zions Bancorporation	13,207	(281,573)

		(1,664,394)
Biotechnology — (0.0)%
BioTime, Inc.	1,510	(3,473)
ContraFect Corp.	390	(1,326)
OncoCyte Corp.	96	(369)

		(5,168)
Chemicals — (0.6)%
AgroFresh Solutions, Inc.	3,279	(16,034)
Air Products & Chemicals, Inc.	861	(114,057)
PPG Industries, Inc.	2,280	(220,088)
Praxair, Inc.	2,396	(243,889)

		(594,068)
Commercial Services & Supplies — (0.1)%
Stericycle, Inc.	618	(70,409)
Construction Materials — (0.3)%
U.S. Concrete, Inc.	5,023	(269,986)
Consumer Finance — (0.1)%
Capital One Financial Corp.	1,455	(95,637)
Diversified Financial Services — (0.0)%
Industrivarden AB, Class A	2,285	(39,128)

See Notes to Consolidated Financial Statements.

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Diversified Telecommunication Services — (0.2)%
Intelsat SA	13,890	$(23,891)
Koninklijke KPN NV	40,000	(147,403)

		(171,294)
Electronic Equipment, Instruments & Components — (0.6)%
Applied DNA Sciences, Inc.	17,031	(48,879)
AVX Corp.	141	(1,655)
Corning, Inc.	29,352	(537,142)

		(587,676)
Energy Equipment & Services — (1.0)%
National Oilwell Varco, Inc.	14,826	(433,957)
Schlumberger Ltd.	8,341	(598,217)

		(1,032,174)
Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	307	(46,059)
CVS Health Corp.	1,135	(110,288)

		(156,347)
Food Products — (0.0)%
Mondelez International, Inc., Class A	1,042	(42,232)
Tyson Foods, Inc., Class A	5	(324)

		(42,556)
Health Care Equipment & Supplies — (0.7)%
Abbott Laboratories	4,874	(188,819)
Baxter International, Inc.	3,995	(157,842)
Edwards Lifesciences Corp.	593	(51,591)
Stryker Corp.	3,015	(301,138)

		(699,390)
Health Care Providers & Services — (0.8)%
AmerisourceBergen Corp.	2,425	(210,054)
Amsurg Corp.	1,740	(118,407)
Anthem, Inc.	163	(21,302)
DaVita HealthCare Partners, Inc.	1,224	(80,747)
Humana, Inc.	1,392	(246,342)
UnitedHealth Group, Inc.	835	(99,449)

		(776,301)
Health Care Technology — (0.0)%
Cerner Corp.	909	(46,414)
Hotels, Restaurants & Leisure — (0.5)%
Carnival PLC — ADR	4,064	(201,452)
Chipotle Mexican Grill, Inc.	34	(17,311)
Del Taco Restaurants, Inc.	16,585	(179,616)
Marriott International, Inc. — Class A	580	(39,527)
Restaurant Brands International, Inc.	811	(28,434)

		(466,340)
Insurance — (0.3)%
Aon PLC	1,503	(143,221)
Maiden Holdings Ltd.	9,745	(116,648)

		(259,869)
Internet & Catalog Retail — (0.8)%
Ctrip.com International Ltd. — ADR	4,501	(184,181)
Netflix, Inc.	2,840	(265,284)
Priceline Group, Inc.	129	(163,212)
TripAdvisor, Inc.	2,028	(126,953)
Vipshop Holdings Ltd. — ADR	5,209	(57,872)

		(797,502)

Common Stocks	Shares	Value
Internet Software & Services — (0.4)%
Alibaba Group Holding Ltd. — ADR	791	$(54,429)
Alphabet, Inc., Class A	100	(71,722)
j2 Global, Inc.	2,255	(164,795)
LinkedIn Corp., Class A	700	(82,033)
Monster Worldwide, Inc.	23,236	(69,243)

		(442,222)
IT Services — (0.8)%
Infosys Ltd. — ADR	31,986	(538,005)
International Business Machines Corp.	2,231	(292,328)

		(830,333)
Machinery — (0.7)%
Blue Bird Corp.	1,364	(12,317)
Caterpillar, Inc.	4,063	(275,065)
Deere & Co.	688	(55,164)
Parker-Hannifin Corp.	3,422	(346,306)

		(688,852)
Media — (0.4)%
Charter Communications, Inc., Class A	207	(37,169)
Discovery Communications, Inc., Class C	4,384	(108,066)
Liberty Media Corp., Class A	1,647	(58,666)
News Corp., Class B	3,351	(38,235)
Omnicom Group, Inc.	1,150	(89,482)
Sirius XM Holdings, Inc.	7,552	(28,093)
Viacom, Inc., Class A	943	(39,097)

		(398,808)
Metals & Mining — (0.3)%
Franco-Nevada Corp.	4,315	(257,529)
Fresnillo PLC	3,565	(49,427)

		(306,956)
Multi-Utilities — (0.2)%
Black Hills Corp.	3,033	(169,878)
Oil, Gas & Consumable Fuels — (1.9)%
Apache Corp.	7,213	(276,114)
California Resources Corp.	567	(319)
Chevron Corp.	5,163	(430,801)
ConocoPhillips	2,600	(87,958)
Enterprise Products Partners LP	3,063	(71,582)
EOG Resources, Inc.	1,691	(109,475)
Exxon Mobil Corp.	250	(20,039)
Hess Corp.	3,837	(167,293)
Kinder Morgan, Inc.	8,919	(161,345)
Marathon Petroleum Corp.	1,954	(66,925)
Occidental Petroleum Corp.	6,064	(417,324)
Phillips 66	1,707	(135,519)
Southwestern Energy Co.	613	(3,543)

		(1,948,237)
Paper & Forest Products — (0.4)%
International Paper Co.	10,201	(364,176)

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	15

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Pharmaceuticals — (0.6)%
Allergan PLC	567	$(164,492)
EyeGate Pharmaceuticals, Inc.	10,100	(36,360)
Johnson & Johnson	2,164	(227,674)
Shire PLC — ADR	556	(86,797)
Teva Pharmaceutical Industries Ltd. — ADR	2,400	(133,440)

		(648,763)
Professional Services — (0.1)%
Nielsen Holdings PLC	2,144	(107,929)
Real Estate Investment Trusts (REITs) — (0.6)%
Crown Castle International Corp.	3,052	(263,999)
Equinix, Inc.	662	(201,043)
SL Green Realty Corp.	1,386	(122,217)

		(587,259)
Real Estate Management & Development — (0.2)%
Forestar Group, Inc.	19,227	(187,463)
Semiconductors & Semiconductor Equipment — (0.6)%
Intel Corp.	5,605	(165,852)
NVIDIA Corp.	8,867	(278,069)
SunEdison, Inc.	16,410	(32,492)
SunPower Corp.	5,573	(131,634)

		(608,047)
Software — (0.6)%
Activision Blizzard, Inc.	2,131	(67,489)
Adobe Systems, Inc.	3,082	(262,432)
Electronic Arts, Inc.	3,559	(228,630)
Tableau Software, Inc., Class A	343	(15,658)
Workday, Inc., Class A	843	(50,959)

		(625,168)
Technology Hardware, Storage & Peripherals — (0.6)%
Apple Inc.	5,829	(563,606)
Eastman Kodak Co.	2,750	(25,988)

		(589,594)
Textiles, Apparel & Luxury Goods — (0.0)%
Under Armour, Inc., Class A	620	(51,888)
Thrifts & Mortgage Finance — (0.2)%
Washington Federal, Inc.	9,273	(196,495)
Wireless Telecommunication Services — (0.1)%
KDDI Corp. — ADR	367	(4,683)
T-Mobile U.S., Inc.	1,500	(55,650)

		(60,333)
Total Common Stocks — (17.7)%		(17,775,963)

Corporate Bonds	Par (000)		Value
Banks — (0.3)%
Canadian Western Bank, 3.46%, 12/17/24 (a)	CAD	359	$(257,668)
Oil, Gas & Consumable Fuels — (0.3)%
Occidental Petroleum Corp., 3.50%, 6/15/25	USD	263	(256,541)
Pharmaceuticals — (0.2)%
Valeant Pharmaceuticals International, Inc., 6.13%		276	(231,669)
Trading Companies & Distributors — (0.5)%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		323	(236,598)
United Rentals North America, Inc., 6.13%, 6/15/23		261	(267,658)

			(504,256)
Wireless Telecommunication Services — (0.2)%
Sprint Communications, Inc., 8.38%, 8/15/17		260	(252,850)
Total Corporate Bonds — (1.5)%			(1,502,984)

Investment Companies	Shares
Consumer Discretionary Select Sector SPDR Fund		4,369	(325,228)
Consumer Staples Select Sector SPDR Fund		3,406	(173,434)
Direxion Daily Emerging Markets Bear 3X Shares		700	(36,183)
Direxion Daily Financial Bear 3X Shares		700	(37,450)
Direxion Daily Financial Bull 3X Shares		1,400	(28,252)
Direxion Daily Gold Miners Index Bull 3X Shares		1,200	(69,648)
Direxion Daily Small Cap Bear 3X Shares		1,000	(55,500)
iShares 3-7 Year Treasury Bond ETF (k)		518	(65,144)
iShares iBoxx $ High Yield Corporate Bond ETF (k)		3,981	(318,798)
iShares MSCI Switzerland Capped ETF (k)		823	(23,316)
iShares TIPS Bond ETF (k)		836	(94,267)
iShares U.S. Preferred Stock ETF (k)		5,713	(218,922)
SPDR Barclays Convertible Securities ETF		1,366	(56,279)
SPDR S&P 500 ETF Trust		3,063	(592,874)
Vanguard FTSE Emerging Markets ETF		3,100	(95,263)
Vanguard REIT ETF		1,569	(120,358)
Total Investment Companies — (2.3)%			(2,310,916)
Total Investments Sold Short (Proceeds — $22,681,004) — (21.5)%			(21,589,863)
Total Investments Net of Options Written and Investments Sold Short — 71.2%			71,354,371
Other Assets Less Liabilities — 28.8%			28,902,088

Net Assets — 100.0%			$100,256,459

Notes to Consolidated Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	All or a portion of security has been pledged as collateral in connection with short sales.

(e)	Non-income producing security.

(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Zero-coupon bond.

(k)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

See Notes to Consolidated Financial Statements.

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Affiliate	Shares Held at August 31, 2015	Shares Purchased		Shares Sold	Shares Held at February 29, 2016	Value at February 29, 2016	Income	Realized Gain (Loss)
BlackRock Event Driven Equity Fund	—	584,112		—	584,112	$5,128,505	—	—
BlackRock Global Long/Short Credit Fund	339,566	742,511		(1,082,077)	—	—	—	$(78,932)
BlackRock Global Long/Short Equity Fund	1,284,164	443,780		(1,100,012)	627,932	6,863,291	—	(27,966)
BlackRock Liquidity Funds, TempFund, Institutional Class	19,792,005	5,196,571	[1]	—	24,988,576	24,988,576	$27,709	742
iShares Global Healthcare ETF	—	400		(400)	—	—	—	2,810
iShares MSCI Brazil Capped ETF	7,622	3,842		(11,464)	—	—	136	8,553
iShares Russell 2000 ETF	—	889		—	889	91,345	441	—
iShares Russell Mid-Cap Value ETF	—	2,500		(2,500)	—	—	—	1,521
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,791		(1,878)	2,913	233,273	1,726	(2,029)
iShares MSCI USA Momentum Factor ETF	700	154		(854)	—	—	284	943
iShares U.S. Preferred Stock ETF	—	11,793		(11,793)	—	—	1,778	2,081
iShares 20+ Year Treasury Bond ETF	—	1,163		(272)	891	116,703	—	491
iShares 3-7 Year Treasury Bond ETF	—	9,255		(8,737)	518	65,144	550	(3,842)
Total						$37,486,837	$32,624	$(95,628)

Affiliate Investments Sold Short	Shares Held at August 31, 2015	Shares Purchased		Shares Sold	Shares Held at February 29, 2016	Value at February 29, 2016	Income	Realized Gain (Loss)
iShares 3-7 Year Treasury Bond ETF	—	6,804		(7,322)	(518)	$(65,144)	$323	$783
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,644		(5,625)	(3,981)	(318,798)	3,993	345
iShares MSCI Brazil Capped ETF	—	848		(848)	—	—	—	733
iShares China Large-Cap ETF	—	850		(850)	—	—	—	1,063
iShares Core U.S. Credit Bond ETF	—	400		(400)	—	—	—	(601)
iShares Global Healthcare ETF	—	397		(397)	—	—	802	2,097
iShares MSCI Switzerland Capped ETF	(1,700)	1,552		(675)	(823)	(23,316)	—	3,637
iShares Russell Mid-Cap Value ETF	(4,650)	15,750		(11,100)	—	—	—	27,167
iShares Select Dividend ETF	—	854		(854)	—	—	462	(685)
iShares TIPS Bond ETF	(356)	139		(619)	(836)	(94,267)	148	(53)
iShares U.S. Preferred Stock ETF	—	3,276		(8,989)	(5,713)	(218,922)	493	383
Total						$(720,447)	$6,221	$34,869

[1]	Represents net shares purchased.

(l)	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

(m)	Perpetual security with no stated maturity date.

(n)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(4)	30 Day Fed Fund Futures	March 2016	USD	1,660,383	$(144)
3	Amsterdam Exchanges Index Futures	March 2016	USD	278,774	6,028
(9)	ASX SPI 200 Index Futures	March 2016	USD	782,734	8,352
12	Australian Government Bonds (10 Year)	March 2016	USD	1,129,185	4,782
(57)	Australian Government Bonds (3 Year)	March 2016	USD	4,574,113	(56,811)
8	CAC 40 10 Euro Future Index	March 2016	USD	378,791	10,341
6	DAX Index Futures	March 2016	USD	1,544,319	24,315
(5)	E-mini Dow ($5) — CBOT	March 2016	USD	412,425	(1,889)
(27)	E-Mini S&P 500 Index	March 2016	USD	2,604,825	(33,260)
5	Euro STOXX 50 Index	March 2016	USD	159,588	2,221
14	Euro-Bobl	March 2016	USD	2,030,612	5,180
(38)	Euro-Bund	March 2016	USD	6,886,167	(72,907)
(51)	Euro-Schatz	March 2016	USD	6,210,777	(19,906)
28	FTSE 100 Index	March 2016	USD	2,361,101	78,689
2	FTSE/MIB Index Futures	March 2016	USD	191,332	13,496

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	17

Consolidated Schedule of Investments (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(8)	Hang Seng Index Futures	March 2016	USD	980,040	$4,707
(7)	Japanese Government Bonds (10 Year)	March 2016	USD	9,446,322	(24,565)
12	NASDAQ 100 E-Mini Index	March 2016	USD	1,008,300	13,386
(4)	Nikkei 225 Yen Index	March 2016	USD	565,119	534
(54)	OMX Nordic Exchange	March 2016	USD	858,862	(8,310)
(9)	Russell 2000 Mini Index	March 2016	USD	928,530	(17,499)
(11)	S&P/Toronto Stock Exchange 60 Index	March 2016	USD	1,225,854	(9,075)
(11)	SGX MSCI Singapore Index Futures	March 2016	USD	235,569	(4,088)
5	TOPIX Index	March 2016	USD	571,150	(19,554)
(1)	30 Day Fed Fund Futures	April 2016	USD	415,033	1
2	3-month Euro Swiss Franc Interest Rate Futures	June 2016	USD	505,959	627
(1)	3-month EuroYen	June 2016	USD	221,698	(309)
8	ASX 90 Day Bank Accepted Bills	June 2016	USD	5,680,725	1,273
10	Canadian Bankers Acceptance	June 2016	USD	1,832,594	(2,133)
6	Canadian Government Bonds (10 Year)	June 2016	USD	627,805	(3,369)
27	Short Gilt British	June 2016	USD	4,581,362	48,535
1	U.S. Treasury Bonds (30 Year)	June 2016	USD	164,531	(92)
110	U.S. Treasury Notes (10 Year)	June 2016	USD	14,356,719	(6,772)
(7)	U.S. Treasury Notes (2 Year)	June 2016	USD	1,529,828	1,751
44	U.S. Treasury Notes (5 Year)	June 2016	USD	5,323,313	(2,060)
(16)	3-month EURIBOR	December 2016	USD	4,368,174	(1,997)
76	Euro Dollar Futures	December 2016	USD	18,841,350	(15,174)
34	Three Month Sterling	December 2016	USD	5,882,815	17,138
Total					$(58,558)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	26,774	USD	19,436	Bank of New York Mellon	3/04/16	$(353)
USD	5,794	EUR	5,302	Bank of New York Mellon	3/04/16	25
USD	390,892	EUR	352,663	Bank of New York Mellon	3/04/16	7,196
AUD	720	USD	505	JPMorgan Chase Bank N.A.	3/16/16	8
AUD	8,045	USD	5,795	JPMorgan Chase Bank N.A.	3/16/16	(58)
AUD	9,310	USD	6,603	JPMorgan Chase Bank N.A.	3/16/16	36
AUD	75,868	USD	55,138	JPMorgan Chase Bank N.A.	3/16/16	(1,030)
AUD	86,989	USD	63,027	JPMorgan Chase Bank N.A.	3/16/16	(988)
AUD	99,681	USD	70,285	JPMorgan Chase Bank N.A.	3/16/16	805
AUD	112,292	USD	80,510	JPMorgan Chase Bank N.A.	3/16/16	(425)
AUD	197,185	USD	140,987	JPMorgan Chase Bank N.A.	3/16/16	(359)
AUD	215,208	USD	153,594	JPMorgan Chase Bank N.A.	3/16/16	(112)
AUD	244,817	USD	178,405	JPMorgan Chase Bank N.A.	3/16/16	(3,806)
AUD	273,056	USD	190,132	JPMorgan Chase Bank N.A.	3/16/16	4,606
AUD	301,216	USD	215,185	JPMorgan Chase Bank N.A.	3/16/16	(192)
AUD	400,947	USD	279,072	JPMorgan Chase Bank N.A.	3/16/16	6,875
AUD	439,537	USD	310,269	JPMorgan Chase Bank N.A.	3/16/16	3,200
AUD	457,508	USD	320,980	JPMorgan Chase Bank N.A.	3/16/16	5,306
AUD	509,897	USD	352,349	JPMorgan Chase Bank N.A.	3/16/16	11,299
AUD	511,878	USD	356,826	JPMorgan Chase Bank N.A.	3/16/16	8,236
AUD	603,240	USD	418,481	JPMorgan Chase Bank N.A.	3/16/16	11,738
AUD	667,971	USD	481,399	JPMorgan Chase Bank N.A.	3/16/16	(5,016)
AUD	795,607	USD	555,827	JPMorgan Chase Bank N.A.	3/16/16	11,584

See Notes to Consolidated Financial Statements.

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	827,120	USD	591,223	JPMorgan Chase Bank N.A.	3/16/16	$(1,337)
AUD	831,447	USD	580,949	JPMorgan Chase Bank N.A.	3/16/16	12,023
AUD	910,790	USD	651,030	JPMorgan Chase Bank N.A.	3/16/16	(1,473)
AUD	915,777	USD	646,396	JPMorgan Chase Bank N.A.	3/16/16	6,718
AUD	1,113,707	USD	761,888	JPMorgan Chase Bank N.A.	3/16/16	32,385
AUD	1,187,842	USD	855,347	JPMorgan Chase Bank N.A.	3/16/16	(8,202)
AUD	1,300,410	USD	933,866	JPMorgan Chase Bank N.A.	3/16/16	(6,440)
AUD	1,378,535	USD	985,373	JPMorgan Chase Bank N.A.	3/16/16	(2,229)
CAD	481	USD	346	JPMorgan Chase Bank N.A.	3/16/16	9
CAD	2,318	USD	1,629	JPMorgan Chase Bank N.A.	3/16/16	84
CAD	8,187	USD	5,806	JPMorgan Chase Bank N.A.	3/16/16	245
CAD	15,221	USD	11,047	JPMorgan Chase Bank N.A.	3/16/16	203
CAD	16,143	USD	11,715	JPMorgan Chase Bank N.A.	3/16/16	217
CAD	77,911	USD	56,648	JPMorgan Chase Bank N.A.	3/16/16	936
CAD	89,134	USD	64,416	JPMorgan Chase Bank N.A.	3/16/16	1,463
CAD	93,399	USD	66,211	JPMorgan Chase Bank N.A.	3/16/16	2,821
CAD	120,683	USD	86,791	JPMorgan Chase Bank N.A.	3/16/16	2,406
CAD	171,980	USD	123,731	JPMorgan Chase Bank N.A.	3/16/16	3,380
CAD	175,354	USD	125,956	JPMorgan Chase Bank N.A.	3/16/16	3,649
CAD	231,548	USD	162,951	JPMorgan Chase Bank N.A.	3/16/16	8,187
CAD	243,251	USD	170,950	JPMorgan Chase Bank N.A.	3/16/16	8,838
CAD	328,615	USD	236,718	JPMorgan Chase Bank N.A.	3/16/16	6,163
CAD	346,264	USD	250,169	JPMorgan Chase Bank N.A.	3/16/16	5,756
CAD	381,577	USD	268,513	JPMorgan Chase Bank N.A.	3/16/16	13,512
CAD	597,971	USD	437,008	JPMorgan Chase Bank N.A.	3/16/16	4,955
CAD	794,984	USD	576,953	JPMorgan Chase Bank N.A.	3/16/16	10,624
CAD	827,932	USD	588,000	JPMorgan Chase Bank N.A.	3/16/16	23,929
CAD	833,354	USD	587,999	JPMorgan Chase Bank N.A.	3/16/16	27,937
CAD	843,036	USD	611,782	JPMorgan Chase Bank N.A.	3/16/16	11,310
CAD	854,932	USD	624,266	JPMorgan Chase Bank N.A.	3/16/16	7,619
CAD	952,604	USD	676,614	JPMorgan Chase Bank N.A.	3/16/16	27,460
CAD	989,009	USD	697,832	JPMorgan Chase Bank N.A.	3/16/16	33,150
CAD	990,135	USD	705,192	JPMorgan Chase Bank N.A.	3/16/16	26,622
EUR	665	USD	738	JPMorgan Chase Bank N.A.	3/16/16	(15)
EUR	12,754	USD	14,076	JPMorgan Chase Bank N.A.	3/16/16	(194)
EUR	17,395	USD	19,524	JPMorgan Chase Bank N.A.	3/16/16	(591)
EUR	18,486	USD	20,716	JPMorgan Chase Bank N.A.	3/16/16	(595)
EUR	19,361	USD	21,185	JPMorgan Chase Bank N.A.	3/16/16	(112)
EUR	21,104	USD	23,094	JPMorgan Chase Bank N.A.	3/16/16	(124)
EUR	23,562	USD	25,898	JPMorgan Chase Bank N.A.	3/16/16	(253)
EUR	29,902	USD	32,867	JPMorgan Chase Bank N.A.	3/16/16	(321)
EUR	39,644	USD	43,593	JPMorgan Chase Bank N.A.	3/16/16	(444)
EUR	41,094	USD	44,928	JPMorgan Chase Bank N.A.	3/16/16	(201)
EUR	51,393	USD	58,309	JPMorgan Chase Bank N.A.	3/16/16	(2,372)
EUR	62,155	USD	69,652	JPMorgan Chase Bank N.A.	3/16/16	(2,002)
EUR	63,897	USD	72,000	JPMorgan Chase Bank N.A.	3/16/16	(2,454)
EUR	64,276	USD	70,513	JPMorgan Chase Bank N.A.	3/16/16	(554)
EUR	97,163	USD	108,643	JPMorgan Chase Bank N.A.	3/16/16	(2,889)

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	19

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	107,273	USD	118,300	JPMorgan Chase Bank N.A.	3/16/16	$(1,542)
EUR	115,957	USD	126,964	JPMorgan Chase Bank N.A.	3/16/16	(754)
EUR	124,600	USD	135,423	JPMorgan Chase Bank N.A.	3/16/16	194
EUR	124,934	USD	136,068	JPMorgan Chase Bank N.A.	3/16/16	(88)
EUR	183,551	USD	208,253	JPMorgan Chase Bank N.A.	3/16/16	(8,473)
EUR	214,158	USD	241,317	JPMorgan Chase Bank N.A.	3/16/16	(8,224)
EUR	280,520	USD	306,015	JPMorgan Chase Bank N.A.	3/16/16	(692)
EUR	285,459	USD	319,187	JPMorgan Chase Bank N.A.	3/16/16	(8,488)
EUR	286,697	USD	315,567	JPMorgan Chase Bank N.A.	3/16/16	(3,522)
EUR	309,653	USD	341,873	JPMorgan Chase Bank N.A.	3/16/16	(4,841)
EUR	357,748	USD	391,082	JPMorgan Chase Bank N.A.	3/16/16	(1,703)
EUR	368,430	USD	399,668	JPMorgan Chase Bank N.A.	3/16/16	1,337
EUR	368,673	USD	416,156	JPMorgan Chase Bank N.A.	3/16/16	(14,886)
EUR	434,556	USD	471,906	JPMorgan Chase Bank N.A.	3/16/16	1,072
EUR	472,463	USD	516,965	JPMorgan Chase Bank N.A.	3/16/16	(2,729)
EUR	515,000	USD	563,571	JPMorgan Chase Bank N.A.	3/16/16	(3,036)
EUR	520,676	USD	587,684	JPMorgan Chase Bank N.A.	3/16/16	(20,971)
EUR	537,870	USD	587,156	JPMorgan Chase Bank N.A.	3/16/16	(1,729)
EUR	554,416	USD	605,218	JPMorgan Chase Bank N.A.	3/16/16	(1,782)
EUR	681,522	USD	741,948	JPMorgan Chase Bank N.A.	3/16/16	(168)
EUR	815,022	USD	897,558	JPMorgan Chase Bank N.A.	3/16/16	(10,474)
EUR	867,794	USD	979,491	JPMorgan Chase Bank N.A.	3/16/16	(34,970)
GBP	3,151	USD	4,703	JPMorgan Chase Bank N.A.	3/16/16	(317)
GBP	3,190	USD	4,558	JPMorgan Chase Bank N.A.	3/16/16	(118)
GBP	4,268	USD	6,099	JPMorgan Chase Bank N.A.	3/16/16	(158)
GBP	4,476	USD	6,505	JPMorgan Chase Bank N.A.	3/16/16	(275)
GBP	6,413	USD	9,343	JPMorgan Chase Bank N.A.	3/16/16	(417)
GBP	11,173	USD	16,663	JPMorgan Chase Bank N.A.	3/16/16	(1,110)
GBP	19,607	USD	27,165	JPMorgan Chase Bank N.A.	3/16/16	125
GBP	22,613	USD	32,215	JPMorgan Chase Bank N.A.	3/16/16	(739)
GBP	23,172	USD	32,176	JPMorgan Chase Bank N.A.	3/16/16	78
GBP	33,680	USD	48,399	JPMorgan Chase Bank N.A.	3/16/16	(1,518)
GBP	47,924	USD	69,980	JPMorgan Chase Bank N.A.	3/16/16	(3,272)
GBP	54,321	USD	76,702	JPMorgan Chase Bank N.A.	3/16/16	(1,091)
GBP	60,865	USD	90,244	JPMorgan Chase Bank N.A.	3/16/16	(5,523)
GBP	88,095	USD	126,871	JPMorgan Chase Bank N.A.	3/16/16	(4,247)
GBP	89,787	USD	129,026	JPMorgan Chase Bank N.A.	3/16/16	(4,048)
GBP	139,578	USD	202,814	JPMorgan Chase Bank N.A.	3/16/16	(8,529)
GBP	140,801	USD	202,093	JPMorgan Chase Bank N.A.	3/16/16	(6,106)
GBP	204,303	USD	306,988	JPMorgan Chase Bank N.A.	3/16/16	(22,609)
GBP	208,092	USD	308,416	JPMorgan Chase Bank N.A.	3/16/16	(18,763)
GBP	212,483	USD	304,115	JPMorgan Chase Bank N.A.	3/16/16	(8,351)
GBP	304,152	USD	434,613	JPMorgan Chase Bank N.A.	3/16/16	(11,250)
GBP	324,171	USD	471,148	JPMorgan Chase Bank N.A.	3/16/16	(19,920)
GBP	393,383	USD	582,621	JPMorgan Chase Bank N.A.	3/16/16	(35,054)
GBP	395,028	USD	588,280	JPMorgan Chase Bank N.A.	3/16/16	(38,423)
GBP	395,134	USD	585,190	JPMorgan Chase Bank N.A.	3/16/16	(35,186)
GBP	402,873	USD	581,063	JPMorgan Chase Bank N.A.	3/16/16	(20,286)

See Notes to Consolidated Financial Statements.

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	407,150	USD	581,786	JPMorgan Chase Bank N.A.	3/16/16	$(15,056)
GBP	512,912	USD	730,696	JPMorgan Chase Bank N.A.	3/16/16	(16,751)
GBP	525,799	USD	784,717	JPMorgan Chase Bank N.A.	3/16/16	(52,834)
GBP	564,558	USD	840,745	JPMorgan Chase Bank N.A.	3/16/16	(54,912)
GBP	621,320	USD	941,815	JPMorgan Chase Bank N.A.	3/16/16	(76,972)
JPY	21,905	USD	191	JPMorgan Chase Bank N.A.	3/16/16	4
JPY	2,291,903	USD	18,843	JPMorgan Chase Bank N.A.	3/16/16	1,496
JPY	3,149,783	USD	28,128	JPMorgan Chase Bank N.A.	3/16/16	(176)
JPY	3,961,741	USD	33,569	JPMorgan Chase Bank N.A.	3/16/16	1,588
JPY	6,347,639	USD	54,518	JPMorgan Chase Bank N.A.	3/16/16	1,812
JPY	14,287,322	USD	126,691	JPMorgan Chase Bank N.A.	3/16/16	97
JPY	19,649,876	USD	166,164	JPMorgan Chase Bank N.A.	3/16/16	8,212
JPY	20,583,605	USD	171,113	JPMorgan Chase Bank N.A.	3/16/16	11,548
JPY	20,593,414	USD	170,587	JPMorgan Chase Bank N.A.	3/16/16	12,161
JPY	21,704,188	USD	190,415	JPMorgan Chase Bank N.A.	3/16/16	2,191
JPY	24,846,298	USD	211,422	JPMorgan Chase Bank N.A.	3/16/16	9,067
JPY	25,223,185	USD	213,208	JPMorgan Chase Bank N.A.	3/16/16	10,626
JPY	33,832,788	USD	301,371	JPMorgan Chase Bank N.A.	3/16/16	(1,135)
JPY	34,549,417	USD	289,493	JPMorgan Chase Bank N.A.	3/16/16	17,103
JPY	41,708,228	USD	344,406	JPMorgan Chase Bank N.A.	3/16/16	25,718
JPY	42,391,291	USD	368,772	JPMorgan Chase Bank N.A.	3/16/16	7,413
JPY	46,654,347	USD	393,261	JPMorgan Chase Bank N.A.	3/16/16	20,755
JPY	54,620,642	USD	452,551	JPMorgan Chase Bank N.A.	3/16/16	32,160
JPY	55,832,107	USD	498,582	JPMorgan Chase Bank N.A.	3/16/16	(3,121)
JPY	58,175,667	USD	481,066	JPMorgan Chase Bank N.A.	3/16/16	35,192
JPY	60,673,243	USD	504,775	JPMorgan Chase Bank N.A.	3/16/16	33,647
JPY	62,442,527	USD	543,595	JPMorgan Chase Bank N.A.	3/16/16	10,527
JPY	65,416,545	USD	551,123	JPMorgan Chase Bank N.A.	3/16/16	29,391
JPY	67,556,731	USD	588,000	JPMorgan Chase Bank N.A.	3/16/16	11,507
JPY	69,753,499	USD	588,000	JPMorgan Chase Bank N.A.	3/16/16	31,001
JPY	69,802,185	USD	588,000	JPMorgan Chase Bank N.A.	3/16/16	31,434
JPY	85,576,286	USD	711,554	JPMorgan Chase Bank N.A.	3/16/16	47,861
JPY	116,254,852	USD	979,999	JPMorgan Chase Bank N.A.	3/16/16	51,661
JPY	441,731,660	USD	3,631,631	JPMorgan Chase Bank N.A.	3/16/16	288,357
NOK	784	USD	90	JPMorgan Chase Bank N.A.	3/16/16	—
NOK	1,027	USD	118	JPMorgan Chase Bank N.A.	3/16/16	—
NOK	1,633	USD	187	JPMorgan Chase Bank N.A.	3/16/16	—
NOK	2,139	USD	245	JPMorgan Chase Bank N.A.	3/16/16	—
NOK	5,848	USD	684	JPMorgan Chase Bank N.A.	3/16/16	(12)
NOK	14,311	USD	1,666	JPMorgan Chase Bank N.A.	3/16/16	(22)
NOK	47,604	USD	5,564	JPMorgan Chase Bank N.A.	3/16/16	(95)
NOK	123,561	USD	14,327	JPMorgan Chase Bank N.A.	3/16/16	(130)
NOK	552,360	USD	64,650	JPMorgan Chase Bank N.A.	3/16/16	(1,186)
NOK	594,410	USD	69,677	JPMorgan Chase Bank N.A.	3/16/16	(1,382)
NOK	1,589,517	USD	182,965	JPMorgan Chase Bank N.A.	3/16/16	(335)
NOK	1,836,967	USD	209,437	JPMorgan Chase Bank N.A.	3/16/16	1,623
NOK	2,033,420	USD	233,708	JPMorgan Chase Bank N.A.	3/16/16	(76)
NOK	2,100,365	USD	240,809	JPMorgan Chase Bank N.A.	3/16/16	515

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	21

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,049,053	USD	349,694	JPMorgan Chase Bank N.A.	3/16/16	$671
NOK	3,310,449	USD	381,056	JPMorgan Chase Bank N.A.	3/16/16	(698)
NOK	3,870,687	USD	443,426	JPMorgan Chase Bank N.A.	3/16/16	1,301
NOK	4,187,993	USD	480,065	JPMorgan Chase Bank N.A.	3/16/16	1,120
NOK	5,554,296	USD	642,506	JPMorgan Chase Bank N.A.	3/16/16	(4,338)
NOK	7,063,815	USD	822,695	JPMorgan Chase Bank N.A.	3/16/16	(11,089)
NZD	9,269	USD	6,295	JPMorgan Chase Bank N.A.	3/16/16	(194)
NZD	16,046	USD	10,664	JPMorgan Chase Bank N.A.	3/16/16	(102)
NZD	86,118	USD	56,235	JPMorgan Chase Bank N.A.	3/16/16	450
NZD	160,300	USD	103,238	JPMorgan Chase Bank N.A.	3/16/16	2,276
NZD	245,736	USD	167,966	JPMorgan Chase Bank N.A.	3/16/16	(6,215)
NZD	258,698	USD	170,238	JPMorgan Chase Bank N.A.	3/16/16	44
NZD	325,912	USD	206,738	JPMorgan Chase Bank N.A.	3/16/16	7,787
NZD	386,562	USD	257,124	JPMorgan Chase Bank N.A.	3/16/16	(2,678)
NZD	448,398	USD	291,903	JPMorgan Chase Bank N.A.	3/16/16	3,246
NZD	452,831	USD	290,519	JPMorgan Chase Bank N.A.	3/16/16	7,547
NZD	467,774	USD	309,926	JPMorgan Chase Bank N.A.	3/16/16	(2,024)
NZD	544,905	USD	363,374	JPMorgan Chase Bank N.A.	3/16/16	(4,702)
NZD	663,168	USD	430,097	JPMorgan Chase Bank N.A.	3/16/16	6,419
NZD	796,602	USD	513,684	JPMorgan Chase Bank N.A.	3/16/16	10,662
NZD	875,390	USD	582,622	JPMorgan Chase Bank N.A.	3/16/16	(6,415)
NZD	911,820	USD	606,896	JPMorgan Chase Bank N.A.	3/16/16	(6,710)
NZD	1,319,876	USD	873,953	JPMorgan Chase Bank N.A.	3/16/16	(5,173)
NZD	5,310,305	USD	3,512,623	JPMorgan Chase Bank N.A.	3/16/16	(17,230)
SEK	220	USD	26	JPMorgan Chase Bank N.A.	3/16/16	—
SEK	8,013	USD	944	JPMorgan Chase Bank N.A.	3/16/16	(7)
SEK	14,761	USD	1,745	JPMorgan Chase Bank N.A.	3/16/16	(20)
SEK	82,951	USD	9,719	JPMorgan Chase Bank N.A.	3/16/16	(24)
SEK	1,434,640	USD	171,409	JPMorgan Chase Bank N.A.	3/16/16	(3,735)
SEK	2,395,578	USD	282,189	JPMorgan Chase Bank N.A.	3/16/16	(2,204)
SEK	5,261,946	USD	616,536	JPMorgan Chase Bank N.A.	3/16/16	(1,542)
SEK	5,536,018	USD	646,419	JPMorgan Chase Bank N.A.	3/16/16	607
SEK	6,467,946	USD	756,738	JPMorgan Chase Bank N.A.	3/16/16	(792)
USD	426	AUD	593	JPMorgan Chase Bank N.A.	3/16/16	3
USD	1,002	AUD	1,394	JPMorgan Chase Bank N.A.	3/16/16	7
USD	1,876	AUD	2,589	JPMorgan Chase Bank N.A.	3/16/16	29
USD	2,006	AUD	2,769	JPMorgan Chase Bank N.A.	3/16/16	31
USD	5,941	AUD	8,444	JPMorgan Chase Bank N.A.	3/16/16	(81)
USD	7,744	AUD	10,801	JPMorgan Chase Bank N.A.	3/16/16	41
USD	9,054	AUD	12,940	JPMorgan Chase Bank N.A.	3/16/16	(174)
USD	10,826	AUD	15,765	JPMorgan Chase Bank N.A.	3/16/16	(417)
USD	13,551	AUD	18,900	JPMorgan Chase Bank N.A.	3/16/16	72
USD	27,506	AUD	39,096	JPMorgan Chase Bank N.A.	3/16/16	(376)
USD	40,608	AUD	56,551	JPMorgan Chase Bank N.A.	3/16/16	276
USD	43,390	AUD	60,513	JPMorgan Chase Bank N.A.	3/16/16	233
USD	56,136	AUD	77,967	JPMorgan Chase Bank N.A.	3/16/16	531
USD	74,676	AUD	103,751	JPMorgan Chase Bank N.A.	3/16/16	683
USD	80,697	AUD	114,411	JPMorgan Chase Bank N.A.	3/16/16	(899)

See Notes to Consolidated Financial Statements.

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	82,333	AUD	115,139	JPMorgan Chase Bank N.A.	3/16/16	$218
USD	101,032	AUD	142,620	JPMorgan Chase Bank N.A.	3/16/16	(682)
USD	106,983	AUD	151,679	JPMorgan Chase Bank N.A.	3/16/16	(1,191)
USD	149,037	AUD	207,064	JPMorgan Chase Bank N.A.	3/16/16	1,364
USD	181,306	AUD	254,786	JPMorgan Chase Bank N.A.	3/16/16	(402)
USD	185,010	AUD	258,728	JPMorgan Chase Bank N.A.	3/16/16	490
USD	313,069	AUD	431,289	JPMorgan Chase Bank N.A.	3/16/16	5,483
USD	378,576	AUD	535,837	JPMorgan Chase Bank N.A.	3/16/16	(3,572)
USD	397,226	AUD	559,919	JPMorgan Chase Bank N.A.	3/16/16	(2,097)
USD	404,664	AUD	586,913	JPMorgan Chase Bank N.A.	3/16/16	(13,911)
USD	432,369	AUD	603,732	JPMorgan Chase Bank N.A.	3/16/16	1,799
USD	580,808	AUD	818,485	JPMorgan Chase Bank N.A.	3/16/16	(2,919)
USD	586,798	AUD	851,063	JPMorgan Chase Bank N.A.	3/16/16	(20,163)
USD	587,945	AUD	828,636	JPMorgan Chase Bank N.A.	3/16/16	(3,021)
USD	616,977	AUD	883,185	JPMorgan Chase Bank N.A.	3/16/16	(12,893)
USD	620,573	AUD	858,077	JPMorgan Chase Bank N.A.	3/16/16	8,610
USD	681,037	AUD	959,134	JPMorgan Chase Bank N.A.	3/16/16	(2,998)
USD	853,473	AUD	1,185,420	JPMorgan Chase Bank N.A.	3/16/16	8,055
USD	936,280	AUD	1,362,682	JPMorgan Chase Bank N.A.	3/16/16	(35,558)
USD	976,411	AUD	1,397,604	JPMorgan Chase Bank N.A.	3/16/16	(20,332)
USD	979,937	AUD	1,381,060	JPMorgan Chase Bank N.A.	3/16/16	(5,008)
USD	1,718,261	AUD	2,386,557	JPMorgan Chase Bank N.A.	3/16/16	16,217
USD	74	CAD	101	JPMorgan Chase Bank N.A.	3/16/16	(1)
USD	305	CAD	423	JPMorgan Chase Bank N.A.	3/16/16	(8)
USD	1,157	CAD	1,582	JPMorgan Chase Bank N.A.	3/16/16	(12)
USD	2,252	CAD	3,148	JPMorgan Chase Bank N.A.	3/16/16	(75)
USD	5,796	CAD	7,973	JPMorgan Chase Bank N.A.	3/16/16	(97)
USD	26,214	CAD	36,505	JPMorgan Chase Bank N.A.	3/16/16	(767)
USD	121,162	CAD	172,362	JPMorgan Chase Bank N.A.	3/16/16	(6,232)
USD	128,255	CAD	177,794	JPMorgan Chase Bank N.A.	3/16/16	(3,154)
USD	134,947	CAD	188,666	JPMorgan Chase Bank N.A.	3/16/16	(4,497)
USD	151,002	CAD	204,609	JPMorgan Chase Bank N.A.	3/16/16	(225)
USD	236,931	CAD	323,658	JPMorgan Chase Bank N.A.	3/16/16	(2,286)
USD	294,394	CAD	412,348	JPMorgan Chase Bank N.A.	3/16/16	(10,375)
USD	439,532	CAD	595,308	JPMorgan Chase Bank N.A.	3/16/16	(464)
USD	469,984	CAD	636,983	JPMorgan Chase Bank N.A.	3/16/16	(809)
USD	508,232	CAD	706,127	JPMorgan Chase Bank N.A.	3/16/16	(13,670)
USD	587,999	CAD	815,527	JPMorgan Chase Bank N.A.	3/16/16	(14,761)
USD	608,789	CAD	843,364	JPMorgan Chase Bank N.A.	3/16/16	(14,546)
USD	918,763	CAD	1,274,280	JPMorgan Chase Bank N.A.	3/16/16	(23,064)
USD	2,367,640	CAD	3,208,166	JPMorgan Chase Bank N.A.	3/16/16	(3,533)
USD	35	EUR	32	JPMorgan Chase Bank N.A.	3/16/16	—
USD	22,088	EUR	20,378	JPMorgan Chase Bank N.A.	3/16/16	(91)
USD	47,080	EUR	43,450	JPMorgan Chase Bank N.A.	3/16/16	(212)
USD	47,364	EUR	42,419	JPMorgan Chase Bank N.A.	3/16/16	1,194
USD	53,655	EUR	48,200	JPMorgan Chase Bank N.A.	3/16/16	1,193
USD	53,771	EUR	49,458	JPMorgan Chase Bank N.A.	3/16/16	(60)
USD	70,413	EUR	64,302	JPMorgan Chase Bank N.A.	3/16/16	426

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	23

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	82,203	EUR	74,475	JPMorgan Chase Bank N.A.	3/16/16	$1,143
USD	94,373	EUR	84,948	JPMorgan Chase Bank N.A.	3/16/16	1,915
USD	96,272	EUR	88,502	JPMorgan Chase Bank N.A.	3/16/16	(55)
USD	97,333	EUR	89,386	JPMorgan Chase Bank N.A.	3/16/16	94
USD	115,557	EUR	106,148	JPMorgan Chase Bank N.A.	3/16/16	24
USD	136,537	EUR	124,953	JPMorgan Chase Bank N.A.	3/16/16	536
USD	137,954	EUR	128,038	JPMorgan Chase Bank N.A.	3/16/16	(1,405)
USD	144,164	EUR	131,995	JPMorgan Chase Bank N.A.	3/16/16	498
USD	149,539	EUR	136,852	JPMorgan Chase Bank N.A.	3/16/16	587
USD	178,051	EUR	163,513	JPMorgan Chase Bank N.A.	3/16/16	172
USD	179,892	EUR	161,312	JPMorgan Chase Bank N.A.	3/16/16	4,317
USD	186,442	EUR	173,163	JPMorgan Chase Bank N.A.	3/16/16	(2,032)
USD	191,380	EUR	175,002	JPMorgan Chase Bank N.A.	3/16/16	905
USD	207,630	EUR	186,185	JPMorgan Chase Bank N.A.	3/16/16	4,983
USD	219,489	EUR	200,702	JPMorgan Chase Bank N.A.	3/16/16	1,041
USD	225,979	EUR	206,309	JPMorgan Chase Bank N.A.	3/16/16	1,429
USD	235,515	EUR	214,983	JPMorgan Chase Bank N.A.	3/16/16	1,524
USD	380,565	EUR	351,097	JPMorgan Chase Bank N.A.	3/16/16	(1,575)
USD	381,292	EUR	354,135	JPMorgan Chase Bank N.A.	3/16/16	(4,155)
USD	400,946	EUR	366,634	JPMorgan Chase Bank N.A.	3/16/16	1,895
USD	405,184	EUR	369,540	JPMorgan Chase Bank N.A.	3/16/16	2,970
USD	412,711	EUR	377,875	JPMorgan Chase Bank N.A.	3/16/16	1,426
USD	441,023	EUR	403,632	JPMorgan Chase Bank N.A.	3/16/16	1,703
USD	448,431	EUR	412,223	JPMorgan Chase Bank N.A.	3/16/16	(240)
USD	459,831	EUR	420,472	JPMorgan Chase Bank N.A.	3/16/16	2,182
USD	465,850	EUR	422,057	JPMorgan Chase Bank N.A.	3/16/16	6,476
USD	500,921	EUR	456,775	JPMorgan Chase Bank N.A.	3/16/16	3,760
USD	511,159	EUR	468,514	JPMorgan Chase Bank N.A.	3/16/16	1,220
USD	514,607	EUR	471,413	JPMorgan Chase Bank N.A.	3/16/16	1,513
USD	569,807	EUR	508,814	JPMorgan Chase Bank N.A.	3/16/16	16,005
USD	581,469	EUR	519,251	JPMorgan Chase Bank N.A.	3/16/16	16,308
USD	584,682	EUR	537,477	JPMorgan Chase Bank N.A.	3/16/16	(317)
USD	589,817	EUR	539,796	JPMorgan Chase Bank N.A.	3/16/16	2,294
USD	601,918	EUR	553,639	JPMorgan Chase Bank N.A.	3/16/16	(672)
USD	667,516	EUR	600,849	JPMorgan Chase Bank N.A.	3/16/16	13,542
USD	698,303	EUR	643,936	JPMorgan Chase Bank N.A.	3/16/16	(2,568)
USD	705,194	EUR	631,570	JPMorgan Chase Bank N.A.	3/16/16	17,782
USD	969,141	EUR	865,418	JPMorgan Chase Bank N.A.	3/16/16	27,205
USD	280	GBP	185	JPMorgan Chase Bank N.A.	3/16/16	23
USD	1,254	GBP	828	JPMorgan Chase Bank N.A.	3/16/16	102
USD	8,463	GBP	5,880	JPMorgan Chase Bank N.A.	3/16/16	278
USD	38,435	GBP	25,358	JPMorgan Chase Bank N.A.	3/16/16	3,138
USD	73,117	GBP	51,228	JPMorgan Chase Bank N.A.	3/16/16	1,811
USD	113,194	GBP	75,858	JPMorgan Chase Bank N.A.	3/16/16	7,604
USD	160,004	GBP	110,973	JPMorgan Chase Bank N.A.	3/16/16	5,536
USD	170,240	GBP	112,319	JPMorgan Chase Bank N.A.	3/16/16	13,898
USD	171,562	GBP	122,878	JPMorgan Chase Bank N.A.	3/16/16	523
USD	174,857	GBP	122,417	JPMorgan Chase Bank N.A.	3/16/16	4,460

See Notes to Consolidated Financial Statements.

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	248,461	GBP	171,794	JPMorgan Chase Bank N.A.	3/16/16	$9,333
USD	295,863	GBP	195,702	JPMorgan Chase Bank N.A.	3/16/16	23,456
USD	318,360	GBP	215,551	JPMorgan Chase Bank N.A.	3/16/16	18,325
USD	348,573	GBP	239,883	JPMorgan Chase Bank N.A.	3/16/16	14,669
USD	350,162	GBP	248,173	JPMorgan Chase Bank N.A.	3/16/16	4,719
USD	362,882	GBP	260,103	JPMorgan Chase Bank N.A.	3/16/16	833
USD	367,781	GBP	254,906	JPMorgan Chase Bank N.A.	3/16/16	12,966
USD	569,483	GBP	376,359	JPMorgan Chase Bank N.A.	3/16/16	45,612
USD	577,556	GBP	410,098	JPMorgan Chase Bank N.A.	3/16/16	6,723
USD	604,957	GBP	429,463	JPMorgan Chase Bank N.A.	3/16/16	7,169
USD	658,829	GBP	441,564	JPMorgan Chase Bank N.A.	3/16/16	44,197
USD	886,260	GBP	619,328	JPMorgan Chase Bank N.A.	3/16/16	24,190
USD	3,482,045	GBP	2,301,208	JPMorgan Chase Bank N.A.	3/16/16	278,892
USD	280	JPY	33,683	JPMorgan Chase Bank N.A.	3/16/16	(19)
USD	36,762	JPY	4,320,805	JPMorgan Chase Bank N.A.	3/16/16	(1,582)
USD	106,995	JPY	11,886,480	JPMorgan Chase Bank N.A.	3/16/16	1,513
USD	134,254	JPY	16,264,150	JPMorgan Chase Bank N.A.	3/16/16	(10,076)
USD	159,788	JPY	17,765,473	JPMorgan Chase Bank N.A.	3/16/16	2,135
USD	171,217	JPY	19,130,502	JPMorgan Chase Bank N.A.	3/16/16	1,450
USD	178,325	JPY	19,827,920	JPMorgan Chase Bank N.A.	3/16/16	2,370
USD	181,836	JPY	21,878,397	JPMorgan Chase Bank N.A.	3/16/16	(12,316)
USD	227,388	JPY	25,877,646	JPMorgan Chase Bank N.A.	3/16/16	(2,253)
USD	252,587	JPY	30,593,905	JPMorgan Chase Bank N.A.	3/16/16	(18,907)
USD	289,580	JPY	33,955,813	JPMorgan Chase Bank N.A.	3/16/16	(11,748)
USD	322,463	JPY	39,108,174	JPMorgan Chase Bank N.A.	3/16/16	(24,588)
USD	445,084	JPY	53,699,492	JPMorgan Chase Bank N.A.	3/16/16	(31,451)
USD	467,803	JPY	56,888,459	JPMorgan Chase Bank N.A.	3/16/16	(37,032)
USD	481,004	JPY	53,436,498	JPMorgan Chase Bank N.A.	3/16/16	6,802
USD	483,793	JPY	58,674,307	JPMorgan Chase Bank N.A.	3/16/16	(36,890)
USD	513,115	JPY	61,730,067	JPMorgan Chase Bank N.A.	3/16/16	(34,685)
USD	587,999	JPY	69,543,759	JPMorgan Chase Bank N.A.	3/16/16	(29,140)
USD	588,000	JPY	70,736,635	JPMorgan Chase Bank N.A.	3/16/16	(39,726)
USD	588,000	JPY	70,943,376	JPMorgan Chase Bank N.A.	3/16/16	(41,560)
USD	588,000	JPY	71,511,678	JPMorgan Chase Bank N.A.	3/16/16	(46,604)
USD	607,962	JPY	68,676,866	JPMorgan Chase Bank N.A.	3/16/16	(1,118)
USD	616,111	JPY	69,479,825	JPMorgan Chase Bank N.A.	3/16/16	(462)
USD	718,339	JPY	79,865,912	JPMorgan Chase Bank N.A.	3/16/16	9,599
USD	749,802	JPY	89,081,592	JPMorgan Chase Bank N.A.	3/16/16	(40,719)
USD	801,674	JPY	89,137,790	JPMorgan Chase Bank N.A.	3/16/16	10,654
USD	826,096	JPY	97,691,395	JPMorgan Chase Bank N.A.	3/16/16	(40,829)
USD	918,949	JPY	108,634,152	JPMorgan Chase Bank N.A.	3/16/16	(45,084)
USD	923,343	JPY	109,048,480	JPMorgan Chase Bank N.A.	3/16/16	(44,367)
USD	412	NOK	3,592	JPMorgan Chase Bank N.A.	3/16/16	—
USD	3,657	NOK	32,545	JPMorgan Chase Bank N.A.	3/16/16	(82)
USD	49,812	NOK	441,964	JPMorgan Chase Bank N.A.	3/16/16	(968)
USD	155,618	NOK	1,375,678	JPMorgan Chase Bank N.A.	3/16/16	(2,442)
USD	256,467	NOK	2,263,120	JPMorgan Chase Bank N.A.	3/16/16	(3,557)
USD	372,070	NOK	3,338,511	JPMorgan Chase Bank N.A.	3/16/16	(11,513)

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	25

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	394,874	NOK	3,518,987	JPMorgan Chase Bank N.A.	3/16/16	$(9,444)
USD	414,341	NOK	3,675,543	JPMorgan Chase Bank N.A.	3/16/16	(7,965)
USD	416,287	NOK	3,725,499	JPMorgan Chase Bank N.A.	3/16/16	(11,759)
USD	719,086	NOK	6,429,058	JPMorgan Chase Bank N.A.	3/16/16	(19,588)
USD	876,168	NOK	7,797,115	JPMorgan Chase Bank N.A.	3/16/16	(19,692)
USD	976,891	NOK	8,510,939	JPMorgan Chase Bank N.A.	3/16/16	(984)
USD	17	NZD	26	JPMorgan Chase Bank N.A.	3/16/16	—
USD	1,913	NZD	2,905	JPMorgan Chase Bank N.A.	3/16/16	1
USD	5,795	NZD	8,814	JPMorgan Chase Bank N.A.	3/16/16	(7)
USD	45,264	NZD	69,244	JPMorgan Chase Bank N.A.	3/16/16	(314)
USD	80,079	NZD	123,765	JPMorgan Chase Bank N.A.	3/16/16	(1,386)
USD	144,156	NZD	220,527	JPMorgan Chase Bank N.A.	3/16/16	(1,001)
USD	179,370	NZD	267,533	JPMorgan Chase Bank N.A.	3/16/16	3,272
USD	251,021	NZD	374,836	JPMorgan Chase Bank N.A.	3/16/16	4,293
USD	344,388	NZD	513,865	JPMorgan Chase Bank N.A.	3/16/16	6,148
USD	357,813	NZD	552,577	JPMorgan Chase Bank N.A.	3/16/16	(5,908)
USD	362,119	NZD	562,034	JPMorgan Chase Bank N.A.	3/16/16	(7,828)
USD	367,477	NZD	548,176	JPMorgan Chase Bank N.A.	3/16/16	6,652
USD	421,942	NZD	635,674	JPMorgan Chase Bank N.A.	3/16/16	3,523
USD	422,041	NZD	630,602	JPMorgan Chase Bank N.A.	3/16/16	6,961
USD	453,181	NZD	710,623	JPMorgan Chase Bank N.A.	3/16/16	(14,572)
USD	547,478	NZD	849,236	JPMorgan Chase Bank N.A.	3/16/16	(11,514)
USD	811,395	NZD	1,218,071	JPMorgan Chase Bank N.A.	3/16/16	9,626
USD	976,440	NZD	1,465,750	JPMorgan Chase Bank N.A.	3/16/16	11,642
USD	23	SEK	193	JPMorgan Chase Bank N.A.	3/16/16	—
USD	93	SEK	779	JPMorgan Chase Bank N.A.	3/16/16	2
USD	172	SEK	1,440	JPMorgan Chase Bank N.A.	3/16/16	3
USD	860	SEK	7,347	JPMorgan Chase Bank N.A.	3/16/16	1
USD	8,272	SEK	69,268	JPMorgan Chase Bank N.A.	3/16/16	176
USD	11,514	SEK	96,584	JPMorgan Chase Bank N.A.	3/16/16	226
USD	41,984	SEK	354,167	JPMorgan Chase Bank N.A.	3/16/16	591
USD	46,638	SEK	391,607	JPMorgan Chase Bank N.A.	3/16/16	868
USD	72,101	SEK	615,972	JPMorgan Chase Bank N.A.	3/16/16	109
USD	131,843	SEK	1,126,807	JPMorgan Chase Bank N.A.	3/16/16	147
USD	179,430	SEK	1,518,900	JPMorgan Chase Bank N.A.	3/16/16	1,907
USD	321,365	SEK	2,720,502	JPMorgan Chase Bank N.A.	3/16/16	3,405
USD	327,545	SEK	2,760,613	JPMorgan Chase Bank N.A.	3/16/16	4,897
USD	445,278	SEK	3,714,526	JPMorgan Chase Bank N.A.	3/16/16	11,141
USD	3,275,824	SEK	27,506,343	JPMorgan Chase Bank N.A.	3/16/16	61,001
USD	2,122,601	EUR	1,885,900	Bank of America N.A.	4/06/16	68,607
USD	1,000,458	EUR	923,000	Bank of America N.A.	4/22/16	(5,280)
Total						$436,479

See Notes to Consolidated Financial Statements.

26	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Market Vectors Gold Miners ETF	Call	3/04/16	USD	20.00	60	$1,470
Market Vectors Gold Miners ETF	Call	3/04/16	USD	19.00	18	1,251
CBOE Volatility Index	Call	3/16/16	USD	37.50	220	1,650
Intelsat SA	Call	3/18/16	USD	12.50	50	1,250
Royal Caribbean Cruises Ltd.	Call	3/18/16	USD	85.00	7	67
Southwestern Energy Co.	Call	3/18/16	USD	18.00	13	13
Daktronics, Inc.	Call	4/15/16	USD	10.00	12	60
LinkedIn Corp.	Call	4/15/16	USD	120.00	29	15,950
SPDR S&P 500 ETF Trust	Call	4/15/16	USD	198.00	52	12,428
Tableau Software, Inc.	Call	6/17/16	USD	50.00	14	5,950
Zions Bancorp	Call	7/15/16	USD	27.00	73	1,241
Ferrari NV	Call	8/19/16	USD	45.00	70	12,950
Global Eagle Entertainment, Inc.	Call	8/19/16	USD	10.00	5	375
Global Eagle Entertainment, Inc.	Call	8/19/16	USD	12.50	3	75
Del Taco Restaurants, Inc.	Call	9/16/16	USD	15.00	11	307
Del Taco Restaurants, Inc.	Call	9/16/16	USD	12.50	6	240
Market Vectors Gold Miners ETF	Put	3/04/16	USD	19.50	60	3,360
Market Vectors Gold Miners ETF	Put	3/04/16	USD	18.50	18	306
BioTime, Inc.	Put	3/18/16	USD	5.00	68	680
Intelsat SA	Put	3/18/16	USD	5.00	10	2,950
iPath S&P 500 VIX Short-Term Futures ETN	Put	3/18/16	USD	14.00	171	171
iPath S&P 500 VIX Short-Term Futures ETN	Put	3/18/16	USD	15.00	126	126
Southwestern Energy Co.	Put	3/18/16	USD	8.00	15	3,427
Southwestern Energy Co.	Put	3/18/16	USD	5.00	10	255
SPDR S&P 500 ETF Trust	Put	3/31/16	USD	155.00	89	845
Crown Castle International Corp.	Put	4/15/16	USD	60.00	7	35
Tyson Foods, Inc.	Put	4/15/16	USD	30.00	5	25
iShares 20+ Year Treasury Bond ETF	Put	5/20/16	USD	125.00	30	4,140
Kindred Healthcare, Inc.	Put	5/20/16	USD	12.50	10	2,800
Kindred Healthcare, Inc.	Put	5/20/16	USD	10.00	8	920
Restoration Hardware Holdings, Inc.	Put	5/20/16	USD	45.00	34	28,560
BioTime, Inc.	Put	6/17/16	USD	2.50	245	4,900
BioTime, Inc.	Put	6/17/16	USD	5.00	67	2,010
iPath S&P 500 VIX Short-Term Futures ETN	Put	6/17/16	USD	19.00	148	15,762
iPath S&P 500 VIX Short-Term Futures ETN	Put	6/17/16	USD	21.00	78	14,898
Southwestern Energy Co.	Put	6/17/16	USD	7.00	40	7,960
SPDR S&P 500 ETF Trust	Put	6/17/16	USD	132.00	69	2,622
Zions Bancorp	Put	7/15/16	USD	20.00	73	9,636
Forestar Group, Inc.	Put	8/19/16	USD	7.50	10	350
Global Eagle Entertainment, Inc.	Put	8/19/16	USD	10.00	46	7,820
Global Eagle Entertainment, Inc.	Put	8/19/16	USD	7.50	10	550
Maiden Holdings Ltd.	Put	8/19/16	USD	10.00	3	195
Credit Suisse Group AG	Put	9/16/16	USD	10.00	36	2,340
Del Taco Restaurants, Inc.	Put	9/16/16	USD	10.00	6	570
Bunge Ltd.	Put	1/20/17	USD	35.00	20	2,000
iShares U.S. Real Estate ETF	Put	1/20/17	USD	65.00	25	8,000
SeaDrill Ltd.	Put	1/20/17	USD	5.00	500	165,000
SeaDrill Ltd.	Put	1/20/17	USD	8.00	100	63,000
Transocean Ltd.	Put	1/20/17	USD	5.00	149	14,751
WPX Energy, Inc.	Put	1/20/17	USD	2.50	436	26,160
Total						$452,401

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	27

Consolidated Schedule of Investments (continued)

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Applied DNA Sciences, Inc.	Call	3/18/16	USD	2.50	25	$(1,625)
BioTime, Inc.	Call	3/18/16	USD	5.00	44	(220)
BioTime, Inc.	Call	3/18/16	USD	2.50	67	(1,340)
Royal Caribbean Cruises Ltd.	Call	3/18/16	USD	95.00	5	(25)
Applied DNA Sciences, Inc.	Call	6/17/16	USD	5.00	99	(3,960)
Del Taco Restaurants, Inc.	Call	9/16/16	USD	10.00	126	(26,460)
Total						$(33,630)

      Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 22 Version 1	1.00%	6/20/19	USD	1,300	$7,459
CDX.NA.IG Series 23 Version 1	1.00%	12/20/19	USD	10,000	134,702
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	USD	2,000	4,251
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	400	(8,610)
Total					$137,802

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.76%[1]	3-month LIBOR	3/12/20	USD	3,000	$(106,916)
2.02%[1]	3-month LIBOR	3/12/22	USD	2,000	(107,407)
Total					$(214,323)

[1]	Fund pays the fixed rate and receives the floating rate.

      OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rallye SA	5.00%	Barclays Bank PLC	12/20/17	EUR	24	$2,126	$2,307	$(181)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	6,269	200	6,069
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	249,040	(34,291)	283,331
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG Morgan Stanley & Co.	9/20/19	USD	275	214,404	49,337	165,067
Windstream Corp.	5.00%	International PLC	9/20/19	USD	550	28,498	(42,303)	70,801
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	14,290	2,956	11,334
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	11,764	(3,726)	15,490
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	3/20/20	EUR	308	213,499	(7,098)	220,597
Portugal Telecom International Finance BV	5.00%	Bank of America N.A.	6/20/20	EUR	45	31,935	(412)	32,347
Rallye SA	5.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	225	52,348	(24,249)	76,597
Windstream Corp.	5.00%	Bank of America N.A.	6/20/20	USD	100	9,259	(1,352)	10,611
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	300	36,753	23,579	13,174
ArcelorMittal	1.00%	Barclays Bank PLC	12/20/20	EUR	108	29,038	19,123	9,915
Metro AG	1.00%	Barclays Capital, Inc.	12/20/20	EUR	235	8,601	6,002	2,599
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	118	15,438	9,277	6,161

See Notes to Consolidated Financial Statements.

28	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.00%	Barclays Bank PLC	12/20/20	USD	271	$1,909	$3,447	$(1,538)
Safeway, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	103	9,693	11,094	(1,401)
Xerox Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	285	19,391	10,128	9,263
Yum! Brands, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	500	33,444	41,447	(8,003)
Alcoa, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	200	(4,500)	13,515	(18,015)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	89	(7,505)	(7,124)	(381)
		Morgan Stanley & Co.
DDR Corp.	1.00%	International PLC	12/20/20	USD	60	2,368	1,041	1,327
		Morgan Stanley & Co.
Neiman Marcus Group, Inc.	5.00%	International PLC	12/20/20	USD	66	(1,194)	856	(2,050)
		Morgan Stanley & Co.
Simon Property Group LP	1.00%	International PLC	12/20/20	USD	12	(223)	(85)	(138)
Anadarko Petroleum Corp.	1.00%	Morgan Stanley & Co. LLC	12/20/20	USD	248	34,831	38,711	(3,880)
Total						$1,011,476	$112,380	$899,096

      OTC Credit Default Swaps — Sold Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Telekom
International Finance BV	1.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	602	$14,691	$8,688	$6,003
		Morgan Stanley & Co.
First Data Corp.	5.00%	International PLC	12/20/20	Not Rated	USD	344	14,694	18,500	(3,806)
Tenet Healthcare Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	CCC+	USD	282	(15,938)	(7,419)	(8,519)
Total							$13,447	$19,769	$(6,322)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
2.33%[1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	7/30/25	USD	450	$(32,578)	—	$(32,578)

[1]	Fund pays the fixed rate and receives the floating rate.

      OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Nortel Networks Corp.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	1,200	$(14,302)	—	$(14,302)
Nortel Networks Ltd.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	2,500	(63,395)	—	(63,395)
Total						$(77,697)	—	$(77,697)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	29

Consolidated Schedule of Investments (continued)

Transactions in Options Written for the Six Months Ended February 29, 2016

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
Outstanding options, beginning of period	214	$62,671	59	$123,376
Options written	922	298,580	146	182,776
Options exercised	(33)	(6,775)	(33)	(8,546)
Options expired	(197)	(26,105)	(58)	(49,893)
Options closed	(540)	(289,768)	(114)	(247,713)

Outstanding options, end of period	366	$38,603	—	—

As of period end, the value of portfolio securities subject to covered call options written was $ 37,185.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	$162,069	—	$79,287	—	$241,356
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—		$2,083,701	—	—	2,083,701
Options purchased	Investments at value — unaffiliated[2]	—	—	452,401	—	—	—	452,401
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$1,200,894	—	—	—	—	1,200,894
Swaps — centrally cleared	Net unrealized appreciation[1]	—	146,412	—	—	—	—	146,412
Total		—	$1,347,306	$614,470	$2,083,701	$79,287	—	$4,124,764

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	$93,675	—	$206,239	—	$299,914
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,647,222	—	—	1,647,222
Options written	Options written, at value	—	—	33,630	—	—	—	33,630
Swaps — OTC	Unrealized depreciation on OTC swaps;
	Swap premiums received	—	$175,971	77,697	—	32,578	—	286,246
Swaps — centrally cleared	Net unrealized depreciation[1]	—	8,610	—	—	214,323	—	222,933
Total		—	$184,581	$205,002	$1,647,222	$453,140	—	$2,489,945

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$(258,359)	—	$77,946	—	$(180,413)
Forward foreign currency exchange contracts	—	—	—	$187,641	—	—	187,641
Options purchased[1]	—	—	(216,752)	—	—	—	(216,752)
Options written	—	—	37,739	—	—	—	37,739
Swaps	—	$114,976	(614,259)	—	(45,898)	—	(545,181)

Total	—	$114,976	$(1,051,631)	$187,641	$32,048	—	$(716,966)

[1]	Options purchased are included in the net realized gain (loss) from investments.

See Notes to Consolidated Financial Statements.

30	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$ 47,421	—	$ (8,078)	—	$39,343
Forward foreign currency exchange contracts	—	—	—	$300,366	—	—	300,366
Options purchased[1]	—	—	71,001	—	—	—	71,001
Options written	—	—	61,711	—	—	—	61,711
Swaps	—	$569,434	443,782	—	(156,891)	—	856,325

Total	—	$569,434	$623,915	$300,366	$(164,969)	—	$1,328,746

[1]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$63,399,157
Average notional value of contracts — short	$52,464,242
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$68,249,387
Average amounts sold — in USD	$59,466,591
Options:
Average value of option contracts purchased	$515,947
Average value of option contracts written	$93,596
Credit default swaps:
Average notional value — buy protection	$18,498,511
Average notional value — sell protection	$1,590,014
Interest rate swaps:
Average notional value — pays fixed rate	$5,450,000
Total return swaps:
Average notional value	$3,700,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$91,726		$15,257
Forward foreign currency exchange contracts	2,083,701		1,647,222
Options	452,401	[1]	33,630
Swaps — centrally cleared	81,643		—
Swaps — OTC[2]	1,200,894		286,246

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$3,910,365		$1,982,355
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(625,770)		(48,887)

Total derivative assets and liabilities subject to an MNA	$3,284,595		$1,933,468

[1]

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	31

Consolidated Schedule of Investments (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$111,565	$(7,044)	—	—	$104,521
Bank of New York Mellon	7,221	(353)	—	—	6,868
Barclays Bank PLC	157,464	(14,849)	—	—	142,615
Barclays Capital, Inc.	8,601	—	—	—	8,601
Deutsche Bank AG	214,404	(77,697)	—	—	136,707
JPMorgan Chase Bank N.A.	2,654,104	(1,748,685)	—	$(410,000)	495,419
Morgan Stanley & Co. LLC	38,711	(3,880)	—	—	34,831
Morgan Stanley & Co. International PLC	92,525	(48,382)	—	—	44,143

Total	$3,284,595	$(1,900,890)	—	$(410,000)	$973,705

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$7,044	$(7,044)	—	—	—
Bank of New York Mellon	353	(353)	—	—	—
Barclays Bank PLC	14,849	(14,849)	—	—	—
Credit Suisse Securities (USA) LLC	32,578	—	—	—	$32,578
Deutsche Bank AG	77,697	(77,697)	—	—	—
JPMorgan Chase Bank N.A.	1,748,685	(1,748,685)	—	—	—
Morgan Stanley & Co. LLC	3,880	(3,880)	—	—	—
Morgan Stanley & Co. International PLC	48,382	(48,382)	—	—	—

Total	$1,933,468	$(1,900,890)	—	—	$32,578

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,206,933	—	$7,206,933
Common Stocks[1]	$14,029,797	36,499	—	14,066,296
Corporate Bonds[1]	—	13,381,638	—	13,381,638
Floating Rate Loan Interests[1]	—	4,138,775	$391,415	4,530,190
Foreign Government Obligations	—	622,607	—	622,607
Investment Companies	15,586,851	—	—	15,586,851
Non-Agency Mortgage-Backed Securities	—	5,983,144	—	5,983,144
Preferred Securities[1]	1,611,466	610,577	—	2,222,043
U.S. Government Sponsored Agency Securities	—	2,433,761	—	2,433,761
U.S. Treasury Obligations	—	207,802	—	207,802
Warrants[1]	1,295,622	—	—	1,295,622
Short-Term Securities	24,988,576	—	—	24,988,576
Options Purchased:
Equity Contracts	452,401	—	—	452,401
Liabilities:
Investments Sold Short[1]	(19,850,921)	(1,738,942)	—	(21,589,863)

Total	$38,113,792	$32,882,794	$391,415	$71,388,001

[1] See above Consolidated Schedule of Investments for values in each industry.

See Notes to Consolidated Financial Statements.

32	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,087,098	—	$1,087,098
Equity contracts	$162,069	—	—	162,069
Foreign currency exchange contracts	—	2,083,701	—	2,083,701
Interest rate contracts	79,287	—	—	79,287
Liabilities:
Credit contracts	—	(56,522)	—	(56,522)
Equity contracts	(127,305)	(77,697)	—	(205,002)
Foreign currency exchange contracts	—	(1,647,222)	—	(1,647,222)
Interest rate contracts	(206,239)	(246,901)	—	(453,140)

Total	$(92,188)	$1,142,457	—	$1,050,269

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Cash	$8,746		—	—	$8,746
Foreign currency at value	824,990		—	—	824,990
Cash pledged:
Centrally cleared swaps	311,032		—	—	311,032
Collateral — OTC derivatives	2,407,961		—	—	2,407,961
Financial futures contracts	1,339,699		—	—	1,339,699
Cash held for investments sold short	22,597,711		—	—	22,597,711
Due from broker	615,132		—	—	615,132
Liabilities:
Due to broker	—	$	(410,744)	—	(410,744)
Cash received as collateral for OTC derivatives	—		(410,000)	—	(410,000)

Total	$28,105,271	$	(820,744)	—	$27,284,527

During the six months ended February 29, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$103,118	$2,943,670	$207,905	$3,254,693
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	4,281	—	4,281
Net realized gain (loss)	(78,232)	(26,956)	9,102	(96,086)
Net change in unrealized appreciation (depreciation)[1,2]	52,341	(1,184)	(4,197)	46,960
Purchases	—	451,713	—	451,713
Sales	(77,227)	(2,980,109)	(212,810)	(3,270,146)
Closing Balance, as of February 29, 2016	—	$391,415	—	$391,415

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[2]	—	$1,864	—	$1,864

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	33

Consolidated Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $61,009,444)	$55,491,027
Investments at value — affiliated (cost — $37,493,451)	37,486,837
Cash	8,746
Cash held for investments sold short	22,597,711
Due from broker	615,132
Cash pledged:
Collateral — OTC derivatives	2,407,961
Financial futures contracts	1,339,699
Centrally cleared swaps	311,032
Foreign currency at value — (cost — $834,891)	824,990
Receivables:
Investments sold — unaffiliated	1,961,230
Investments sold — affiliated	18,260
Capital shares sold	7,399
Dividends — affiliated	8,335
Dividends — unaffiliated	38,025
Interest	521,901
From the Manager	62,860
Variation margin on financial futures contracts	91,726
Variation margin on centrally cleared swaps	81,643
Swap premiums paid	260,208
Unrealized appreciation on:
Forward foreign currency exchange contracts	2,083,701
Swaps — OTC	940,686
Prepaid expenses	18,460

Total assets	127,177,569

Liabilities
Investments sold short at value — unaffiliated (proceeds — $21,955,609)	20,869,416
Investments sold short at value — affiliated (proceeds — $725,395)	720,447
Due to broker	410,744
Cash received as collateral for OTC derivatives	410,000
Options written at value (premiums received — $38,603)	33,630
Payables:
Investments purchased — unaffiliated	2,087,053
Investments purchased — affiliated	19,768
Capital shares redeemed	11,408
Dividends on short sales	42,786
Interest expense	15,785
Investment advisory fees	125,569
Officer’s and Trustees’ fees	2,113
Other accrued expenses	222,583
Service and distribution fees	1,083
Variation margin on financial futures contracts	15,257
Swap premiums received	128,059
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,647,222
Swaps — OTC	158,187

Total liabilities	26,921,110

Net Assets	$100,256,459

Net Assets Consist of
Paid-in capital	107,109,063
Undistributed net investment income	527,340
Accumulated net realized loss	(3,998,966)
Net unrealized appreciation (depreciation)	(3,380,978)

Net Assets	$100,256,459

See Notes to Consolidated Financial Statements.

34	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Statement of Assets and Liabilities (concluded)

February 29, 2016 (Unaudited)

Net Asset Value
Institutional
Net assets	$96,755,218

Shares outstanding[1]	10,342,943

Net asset value	$9.35

Investor A
Net assets	$2,833,312

Shares outstanding[1]	304,055

Net asset value	$9.32

Investor C
Net assets	$667,929

Shares outstanding[1]	72,211

Net asset value	$9.25

[1]	Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	35

Consolidated Statement of Operations

Six Months Ended February 29, 2016 (Unaudited)

Investment Income
Interest	$1,272,134
Dividends — affiliated	32,624
Dividends — unaffiliated	207,109
Foreign taxes withheld	(1,019)

Total income	1,510,848

Expenses
Investment advisory	914,812
Professional	204,222
Accounting services	130,714
Printing	28,130
Administration	25,412
Registration	20,266
Custodian	10,325
Service and distribution — class specific	5,413
Officer and Trustees	3,951
Transfer agent — class specific	3,184
Miscellaneous	12,497

Total expenses excluding dividend expense, stock loan fees and interest expense	1,358,926
Dividend expense — unaffiliated	157,539
Dividend expense — affiliated	6,221
Stock loan fees	42,515
Interest expense	9,415

Total expenses	1,574,616
Less:
Fees waived by the Manager	(174,038)
Administration fees waived	(25,412)
Transfer agent fees waived — class specific	(161)
Transfer agent fees reimbursed — class specific	(2,907)
Expenses reimbursed by the Manager	(328,901)

Total expenses after fees waived and reimbursed	1,043,197

Net investment income	467,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(4,536,510)
Investments — affiliated	(371,155)
Capital gain distributions received from affiliated investment companies	275,527
Options written	37,739
Financial futures contracts	(180,413)
Swaps	(545,181)
Foreign currency transactions	146,131
Short sales — unaffiliated	1,863,643
Short sales — affiliated	34,869

(3,275,350)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,332,113)
Investments — affiliated	(59,493)
Options written	61,711
Financial futures contracts	39,343
Swaps	856,325
Foreign currency translations	268,695
Short sales — unaffiliated	(21,415)
Short sales — affiliated	(7,000)

(1,193,947)

Net realized and unrealized loss	(4,469,297)

Net Decrease in Net Assets Resulting from Operations	$(4,001,646)

See Notes to Consolidated Financial Statements.

36	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$ 467,651	$ 144,506
Net realized gain (loss)	(3,275,350)	696,088
Net change in unrealized appreciation (depreciation)	(1,193,947)	(2,757,728)

Net decrease in net assets resulting from operations	(4,001,646)	(1,917,134)

Distributions to Shareholders[1]
From net investment income:
Institutional	(448,142)	(896,809)
Investor A	(11,881)	(2,216)
Investor C	—	(982)
From net realized gain:
Institutional	—	(164,728)
Investor A	—	(410)
Investor C	—	(193)

Decrease in net assets resulting from distributions to shareholders	(460,023)	(1,065,338)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,824,939	5,123,916

Net Assets
Total increase (decrease) in net assets	(2,636,730)	2,141,444
Beginning of period	102,893,189	100,751,745

End of period	$100,256,459	$102,893,189

Undistributed net investment income, end of period	$ 527,340	$ 519,712

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	37

Financial Highlights

	Institutional			Investor A			Investor C
	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Period August 7, 2014[2] to August 31, 2014	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Period August 7, 2014[2] to August 31, 2014	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Period August 7, 2014[2] to August 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$9.77	$10.06	$10.00	$9.74	$10.06	$10.00	$9.67	$10.05	$10.00

Net investment income (loss)[3]	0.04	0.01	(0.01)	0.02	0.03	(0.01)	(0.00)[4]	(0.05)	(0.02)
Net realized and unrealized gain (loss)	(0.42)	(0.19)	0.07	(0.40)	(0.24)	0.07	(0.42)	(0.23)	0.07

Net increase (decrease) from investment operations	(0.38)	(0.18)	0.06	(0.38)	(0.21)	0.06	(0.42)	(0.28)	0.05

Distributions:[5]
From net investment income	(0.04)	(0.09)	—	(0.04)	(0.09)	—	—	(0.08)	—
From net realized gain	—	(0.02)	—	—	(0.02)	—	—	(0.02)	—

Total distributions	(0.04)	(0.11)	—	(0.04)	(0.11)	—	—	(0.10)	—

Net asset value, end of period	$9.35	$9.77	$10.06	$9.32	$9.74	$10.06	$9.25	$9.67	$10.05

Total Return[6]
Based on net asset value	(3.77)%[7]	(1.84)%	0.60%[7]	(3.95)%[7]	(2.15)%	0.60%[7]	(4.24)%[7]	(2.80)%	0.50%[7]

Ratios to Average Net Assets[8]
Total expenses	3.10%[9]	3.33%	3.97%[9,10]	3.52%[9]	3.96%	4.47%[9,10]	4.15%[9]	4.79%	5.20%[9,10]

Total expenses after fees waived and reimbursed	2.05%[9]	2.33%	2.43%[9]	2.39%[9]	2.45%	2.69%[9]	3.06%[9]	3.22%	3.44%[9]

Total expenses after fees waived and reimbursed and excluding dividend expense, stock loan fees and interest expense	1.63%[9]	2.03%	2.35%[9]	1.90%[9]	2.10%	2.60%[9]	2.63%[9]	2.85%	3.35%[9]

Net investment income (loss)	0.94%[9]	0.14%	(1.22)%[9]	0.48%[9]	0.30%	(1.48)%[9]	(0.08)%[9]	(0.49)%	(2.23)%[9]

Supplemental Data
Net assets, end of period (000)	$96,755	$101,167	$100,549	$2,833	$1,086	$102	$668	$640	$101

Portfolio turnover rate	124%	190%	5%	124%	190%	5%	124%	190%	5%

[1]	Consolidated Financial Highlights.

[2]	Commencement of operations.

[3]	Based on average shares outstanding.

[4]	Amount is greater than $(0.005) per share.

[5]	Distributions for annual periods determined in accordance with federal income tax regulations.

[6]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Period August 7, 2014[2] to August 31, 2014
Investments in underlying funds	0.36%	0.35%	0.41%[8]

[9]	Annualized.

[10]

Organization costs and audit expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 7.04%, 7.51% and 8.27%, respectively.

See Notes to Consolidated Financial Statements.

38	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”). The Fund is classified as non-diversified.

The investment objective of the Fund is to seek total return. The Fund seeks to achieve its investment objective by allocating assets to multiple affiliated and unaffiliated investment managers that employ a variety of alternative investment strategies. Each of the affiliated and unaffiliated investment managers generally provides day-to-day management for a portion of the Fund’s assets. The Manager may also manage assets directly.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $764,519, which is 0.8% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment advisor believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment advisor applies this defensive posture as applicable and consistent with the Fund’s prospectus.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	39

Notes to Consolidated Financial Statements (continued)

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposed fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider

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Notes to Consolidated Financial Statements (continued)

estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated in U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods results in a price for an investment that is deemed not to be representative of the market value of such instrument, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	41

Notes to Consolidated Financial Statements (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments and derivative financial instruments has been included in the Consolidated Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests typically in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple

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Notes to Consolidated Financial Statements (continued)

class pass-through securities represent direct ownership interest in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle the Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale to not be readily available for the Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Fund’s investment policies.

When the Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	43

Notes to Consolidated Financial Statements (continued)

floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. The Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Short Sale Transactions: In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends or interest received on the security sold short, which, if applicable, is shown as dividend expense and interest expense, respectively, in the Consolidated Statement of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage economically its exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited, if any, is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an

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Notes to Consolidated Financial Statements (continued)

unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Fund also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

Swaps: The Fund enters into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	45

Notes to Consolidated Financial Statements (continued)

the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Master Netting Arrangements: In order to better define the Fund’s contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an ISDA Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund’s counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, the Fund may pay interest pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

46	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Notes to Consolidated Financial Statements (continued)

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	1.80%
$1 Billion - $3 Billion	1.69%
$3 Billion - $5 Billion	1.62%
$5 Billion - $10 Billion	1.57%
Greater than $10 Billion	1.53%

The Manager, with respect to the Fund, voluntarily agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as, fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended February 29, 2016, the amount waived was $1,585.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

The Manager, with respect to the Fund, entered into separate sub-advisory agreements with Achievement Asset Management LLC (“AAM”), Benefit Street Partners, LLC (“BSP”), LibreMax Capital, LLC (“LMC”), Marathon Asset Management, LP (“Marathon”), MeehanCombs LP (“MCLP”), Pine River Capital Management, L.P. (“Pine River”), QMS Capital Management LP (“QMS”), BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”), BlackRock (Singapore) Limited (“BRS”) and Ionic Capital Management LLC (“ION”). BIL, BNA and BRS are each an affiliate of the Manager. The Manager pays AAM, BSP, LMC, Marathon, MCLP, Pine River, QMS, BIL, BNA, BRS and ION, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Effective September 29, 2015, the sub-advisory agreement between the Manager and MCLP was terminated. Effective November 23, 2015, the sub-advisory agreement between the Manager and AAM was terminated. As a result, the Fund’s assets managed by MCLP and AAM were re-allocated to the Fund’s other unaffiliated sub-advisers and to mutual funds affiliated with the Manager. Prior to their respective termination dates, the Manager paid AAM and MCLP, for services they provided, a monthly fee that was a percentage of the investment advisory fees paid by the Fund to the Manager. Effective January 4, 2016, the Manager entered into a sub-advisory agreement with Marathon. Effective November 30, 2015, the Manager entered into a sub-advisory agreement with Pine River.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended February 29, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$2,060	$3,353	$5,413

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	47

Notes to Consolidated Financial Statements (continued)

Other Fees

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended February 29, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$144	$ 16	$ 1	$161

For the six months ended February 29, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$2,547	$ 495	$ 142	$3,184

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fees, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.05%
$500 Million - $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Fund or share class, which are included in administration fees waived in the Consolidated Statement of Operations.

For the six months ended February 29, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $98.

For the six months ended February 29, 2016, affiliates received CDSCs as follows:

Investor A	$5
Investor C	$227

Expense Limitations, Waivers and Recoupments

The Manager, with respect to the Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses of the Fund (excluding extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any). The expense limitation as a percentage of average daily net assets is 0.16% for Institutional, Investor A and Investor C Shares. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2017 unless approved by the Board, including a majority of the independent trustees, or by a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are shown as transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Consolidated Statement of Operations. The Manager reimbursed expenses of $328,901, which is included in expenses reimbursed by the Manager.

Class specific expense waivers or reimbursements are as follows:

	Share Classes
	Institutional	Investor A	Investor C	Total
Transfer Agent Fees Waived	$144	$16	$1	$161
Transfer Agent Fees Reimbursed	$2,292	$476	$139	$2,907

48	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Notes to Consolidated Financial Statements (continued)

In addition, the Manager has contractually agreed to waive the management fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed income mutual funds managed by BlackRock or its affiliates. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended February 29, 2016, the amount waived was $172,453.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator.

In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On February 29, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires August 31,
	2016	2017	2018
Fund Level	$132,006	$523,889	$354,313
Institutional	$3	$3,958	$2,436
Investor A	$15	$344	$493
Investor C	$15	$144	$140

Officers and Trustees Fees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer which is included in Officer and Trustees in the Consolidated Statement of Operations.

7. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments, including paydowns and excluding short-term securities were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$83,561,286	$83,566,939
U.S. Government Securities	$444,396	$402,641

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the year ended August 31, 2015 and the period ended August 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2015, the Fund had capital loss carryforwards, with no expiration dates, available to offset its future realized capital gains of $340,871.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	49

Notes to Consolidated Financial Statements (continued)

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$98,842,662

Gross unrealized appreciation	$1,185,348
Gross unrealized depreciation	(7,050,146)

Net unrealized depreciation	$(5,864,798)

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 29, 2016, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

50	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Notes to Consolidated Financial Statements (concluded)

Concentration Risk: The Fund invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
Institutional	Shares	Amount	Shares	Amount
Shares sold	335,633	$3,239,414	385,315	$3,845,908
Shares issued in reinvestment of distributions	1,731	16,435	252	2,499
Shares redeemed	(347,549)	(3,314,316)	(30,030)	(296,670)

Net increase (decrease)	(10,185)	$(58,467)	355,537	$3,551,737

Investor A
Shares sold	328,819	$3,110,734	162,863	$1,631,707
Shares issued in reinvestment of distributions	1,218	11,518	159	1,572
Shares redeemed	(137,469)	(1,296,648)	(61,724)	(617,818)

Net increase	192,568	$1,825,604	101,298	$1,015,461

Investor C
Shares sold	9,633	$92,108	57,482	$569,568
Shares issued in reinvestment of distributions	—	—	17	171
Shares redeemed	(3,613)	(34,306)	(1,308)	(13,021)

Net increase	6,020	$57,802	56,191	$556,718

Total Net Increase	188,403	$1,824,939	513,026	$5,123,916

At February 29, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C
9,980,000	10,000	10,000

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 21, 2016, the credit agreement was extended until April 2017. The updated agreement includes the following terms: A fee of 0.12% per annum on the unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The commitment amounts remain unchanged. Administration, legal and arrangement fees in connection with the amended credit agreement, and along with commitment fees, are allocated among the Participating Funds based upon portions of the aggregate commitment available to them and relative net assets of the Participating Funds.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	51

Disclosure of Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on November 18-20, 2015 (the “Meeting”) to consider the initial approval of (a) the sub-advisory agreement between BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, and Marathon Asset Management, LP (“Marathon”) with respect to BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”), a series of the Trust (the “Marathon Sub-Advisory Agreement”) and (b) the sub-advisory agreement between the Manager and Pine River Capital Management L.P. (“Pine River,” and together with Marathon, the “Sub-Advisors” or individually, a “Sub-Advisor”) (the “Pine River Sub-Advisory Agreement,” and together with the Marathon Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each Sub-Advisory Agreement was based on the model sub-advisory agreement between the Manager and sub-advisors previously approved by the Board, but was substantially negotiated by BlackRock with the pertinent Sub-Advisor.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

Board Considerations in Approving the Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreements. Prior to the Meeting, the Board received materials relating to its consideration of the Sub-Advisory Agreements. The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by each Sub-Advisor, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by each Sub-Advisor in managing the Fund, as well as a description of the capabilities, personnel and services of each Sub-Advisor. The Board also received information concerning BlackRock’s process for selecting and overseeing sub-advisors and was informed that BlackRock had performed due diligence on each of the Sub-Advisors, including a review of portfolio compliance systems and capabilities.

In determining to approve the Sub-Advisory Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. The Board considered all factors it believed relevant with respect to its consideration of the Sub-Advisory Agreements, including, among other factors: (a) the history of each Sub-Advisor; (b) the investment performance of the portfolio management of each Sub-Advisor; (c) possible alternatives to the proposed Sub-Advisory Agreements; (d) the fees to be paid pursuant to the Sub-Advisory Agreements; (e) BlackRock’s compliance and operational oversight of the Fund and the Sub-Advisors; and (f) other factors deemed relevant by the Board Members.

Conclusion

Following discussion, all of the Board Members present at the Meeting, including all of the Independent Board Members present at the Meeting, approved (i) the Marathon Sub-Advisory Agreement between the Manager and Marathon with respect to the Fund and (ii) the Pine River Sub-Advisory Agreement between the Manager and Pine River with respect to the Fund, each for a two-year term beginning on the effective date of the applicable Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

52	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John M. Perlowski was appointed to serve as an Interested Trustee of the Trust.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor and

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Accounting Agent

and Transfer Agent

BNY Mellon Investment

Servicing (US) Inc.

Wilmington, DE 19809

Sub-Advisors

Benefit Street Partners, LLC

New York, NY 10019

Ionic Capital Management LLC

New York, NY 10017

LibreMax Capital, LLC

New York, NY 10022

Marathon Asset Management, LP

New York, NY 10036

Pine River Capital

Management L.P.

Minnetonka, MN 55305

QMS Capital Management LP

Durham, NC 27707

BlackRock International

Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock Asset Management

North Asia Limited

2 Queen’s Road Central

Hong Kong

BlackRock Singapore

Limited

079912 Singapore

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	53

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	3,327,629,620	22,971,395
	Susan J. Carter	3,329,237,692	21,363,323
	Collette Chilton	3,329,179,365	21,421,650
	Neil A. Cotty	3,328,526,288	22,074,727
	Matina S. Horner	3,326,965,973	23,635,042
	Rodney D. Johnson	3,327,844,311	22,756,704
	Cynthia A. Montgomery	3,328,882,847	21,718,168
	Joseph P. Platt	3,327,563,553	23,037,462
	Robert C. Robb, Jr.	3,327,822,475	22,778,540
	Mark Stalnecker	3,327,691,900	22,909,115
	Kenneth L. Urish	3,324,875,151	25,725,864
	Claire A. Walton	3,329,000,010	21,601,005
	Frederick W. Winter	3,327,879,107	22,721,908
	Barbara G. Novick	3,327,607,976	22,993,039
	John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

54	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 29, 2016	55

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MMAS-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	May 2, 2016

3